UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices)(Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 49.28%

ARGENTINA — 0.10%
YPF Sociedad Anonima
8.88%, 12/19/18[b]	$25	$23,500

		23,500
BRAZIL — 10.18%
Banco Bradesco SA
5.90%, 01/16/21[b]	100	101,250
6.75%, 09/29/19[b]	150	165,270
Banco Santander Brasil SA
4.50%, 04/06/15[b]	100	102,725
Banco Votorantim SA
7.38%, 01/21/20[b]	100	105,500
Braskem Finance Ltd.
7.00%, 05/07/20[b]	100	107,875
CSN Resources SA
6.50%, 07/21/20[b]	100	98,250
Fibria Overseas Finance Ltd.
7.50%, 05/04/20 (Call 05/04/15)[b]	100	110,000
Gerdau Trade Inc.
5.75%, 01/30/21[b]	100	100,375
GTL Trade Finance Inc.
7.25%, 10/20/17[b]	100	111,000
Itau Unibanco Holding SA
5.13%, 05/13/23[b]	200	182,000
5.75%, 01/22/21[b]	100	100,250
JBS USA LLC/JBS USA Finance Inc.
7.25%, 06/01/21 (Call 06/01/15)[b]	86	89,440
Marfrig Overseas Ltd.
9.50%, 05/04/20 (Call 05/04/15)[b]	100	95,000
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/21 (Call 06/30/20)[b]	92	93,820
Telemar Norte Leste SA
5.50%, 10/23/20[b]	200	186,250
Vale Overseas Ltd.
4.38%, 01/11/22	100	96,480
4.63%, 09/15/20	75	76,966
5.63%, 09/15/19	75	81,552
6.88%, 11/21/36	50	50,984
6.88%, 11/10/39	100	102,069
8.25%, 01/17/34	50	58,128
Vale SA
5.63%, 09/11/42	100	88,409
Voto Votorantim Overseas Trading Co.
6.63%, 09/25/19[b]	200	218,500

		2,522,093
CHILE — 0.75%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	37	36,409
Cencosud SA
5.50%, 01/20/21[b]	150	148,413

		184,822

Security	Principal (000s)	Value

CHINA — 2.85%
Agile Property Holdings Ltd.
8.88%, 04/28/17 (Call 04/28/14)[b]	$100	$102,875
Baidu Inc.
2.25%, 11/28/17	200	200,072
China Overseas Finance II Ltd.
5.50%, 11/10/20[b]	100	102,620
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[b]	200	194,500
Shimao Property Holdings Ltd.
9.65%, 08/03/17 (Call 08/03/14)[b]	100	106,250

		706,317
COLOMBIA — 1.17%
Bancolombia SA
5.13%, 09/11/22	50	46,722
6.13%, 07/26/20	147	151,410
Pacific Rubiales Energy Corp.
5.13%, 03/28/23 (Call 03/28/18)[b]	100	90,750

		288,882
HONG KONG — 4.02%
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[b]	200	214,589
Bank of East Asia Ltd.
6.13%, 07/16/20	100	109,198
CITIC Pacific Ltd.
6.63%, 04/15/21[b]	100	95,625
Hutchison Whampoa International Ltd.
4.63%, 09/11/15[b]	100	105,706
7.45%, 11/24/33[b]	100	130,200
7.63%, 04/09/19[b]	100	121,985
Li & Fung Ltd.
5.25%, 05/13/20[b]	100	105,774
Swire Pacific MTN Financing Ltd.
5.50%, 08/19/19[b]	100	111,946

		995,023
INDIA — 4.07%
Axis Bank Ltd.
4.75%, 05/02/16[b]	100	103,609
ICICI Bank Ltd.
5.00%, 01/15/16[b]	116	121,605
5.75%, 11/16/20[b]	100	104,513
6.38%, 04/30/22 (Call 04/30/17)[b],c	100	97,750
Reliance Holdings USA Inc.
5.40%, 02/14/22[b]	250	257,945
State Bank of India
4.50%, 07/27/15[b]	100	103,365
Vedanta Resources PLC
9.50%, 07/18/18[b]	200	220,000

		1,008,787
ISRAEL — 0.19%
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	50	46,232

		46,232

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

JAMAICA — 1.21%
Digicel Group Ltd.
10.50%, 04/15/18 (Call 04/15/14)[b]	$100	$106,300
Digicel Ltd.
6.00%, 04/15/21 (Call 04/15/16)[b]	200	194,000

		300,300
KAZAKHSTAN — 0.44%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/17[b]	100	108,800

		108,800
KUWAIT — 0.49%
Kuwait Projects Co.
9.38%, 07/15/20	100	121,000

		121,000
MEXICO — 5.66%
America Movil SAB de CV
5.00%, 10/16/19	125	137,060
5.00%, 03/30/20	200	217,661
6.13%, 03/30/40	100	105,957
6.38%, 03/01/35	50	55,060
BBVA Bancomer SA Texas Agency
7.25%, 04/22/20[b]	200	219,500
Cemex Finance LLC
9.38%, 10/12/22 (Call 10/12/17)[b]	200	223,000
Cemex SAB de CV
9.00%, 01/11/18 (Call 01/11/15)[b]	200	216,000
Grupo Bimbo SAB de CV
4.50%, 01/25/22[b]	100	100,360
Grupo Televisa SAB de CV CPO
6.63%, 01/15/40	56	61,245
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	100	42,250
8.88%, 12/15/19 (Call 12/15/14)	50	23,250

		1,401,343
PERU — 1.13%
Banco de Credito del Peru
5.38%, 09/16/20[b]	100	102,250
Southern Copper Corp.
5.25%, 11/08/42	90	72,451
7.50%, 07/27/35	100	104,530

		279,231
RUSSIA — 5.40%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.88%, 09/25/17[b]	200	222,000
Evraz Group SA
9.50%, 04/24/18[b]	200	215,250
LUKOIL International Finance BV
6.66%, 06/07/22[b]	120	129,600
7.25%, 11/05/19[b]	100	113,750
Mobile Telesystems OJSC via MTS International Funding Ltd.
8.63%, 06/22/20[b]	100	116,750
Rosneft Finance SA
7.25%, 02/02/20[b]	100	112,000

Security	Principal (000s)	Value

Severstal OAO Via Steel Capital SA
6.70%, 10/25/17[b]	$100	$106,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.13%, 04/30/18[b]	100	114,625
VimpelCom Holdings BV
7.50%, 03/01/22[b]	200	207,750

		1,338,225
SINGAPORE — 2.89%
DBS Bank Ltd.
2.35%, 02/28/17[b]	200	204,832
Flextronics International Ltd.
4.63%, 02/15/20	100	98,250
Noble Group Ltd.
6.75%, 01/29/20[b]	100	105,225
Oversea-Chinese Banking Corp. Ltd.
3.75%, 11/15/22 (Call 11/15/17)[b],c	100	102,971
4.25%, 11/18/19 (Call 11/18/14)[c]	100	101,921
PSA International Pte Ltd.
3.88%, 02/11/21[b]	100	102,762

		715,961
SOUTH AFRICA — 1.60%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	50	43,077
5.38%, 04/15/20	50	46,375
Eskom Holdings Ltd.
5.75%, 01/26/21[b]	200	195,000
Standard Bank PLC
8.13%, 12/02/19	100	111,650

		396,102
SOUTH KOREA — 3.17%
Hana Bank
4.00%, 11/03/16[b]	200	212,392
Hyundai Capital America
2.13%, 10/02/17[b]	50	50,113
Hyundai Capital Services Inc.
6.00%, 05/05/15[b]	100	106,116
Korea Electric Power Corp.
3.00%, 10/05/15[b]	100	102,961
POSCO
4.25%, 10/28/20[b]	100	103,628
Shinhan Bank
4.38%, 09/15/15[b]	100	105,133
Woori Bank Co. Ltd.
6.21%, 05/02/37 (Call 05/02/17)[b],c	100	105,500

		785,843
THAILAND — 1.29%
Bangkok Bank PCL
4.80%, 10/18/20[b]	100	103,369
PTTEP Canada International Finance Ltd.
5.69%, 04/05/21[b]	200	215,395

		318,764
TURKEY — 2.27%
Turkiye Is Bankasi AS
3.88%, 11/07/17[b]	200	188,540

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

Turkiye Vakiflar Bankasi Tao
5.75%, 04/24/17[b]	$200	$200,600
Yapi ve Kredi Bankasi AS
4.00%, 01/22/20[b]	200	173,132

		562,272
UKRAINE — 0.40%
Metinvest BV
10.25%, 05/20/15[b]	100	99,416

		99,416

TOTAL CORPORATE BONDS & NOTES
(Cost: $12,697,219)		12,202,913

FOREIGN AGENCY OBLIGATIONS[a] — 48.56%
BRAZIL — 8.16%
Banco do Brasil SA
5.38%, 01/15/21[b]	100	97,750
5.88%, 01/19/23[b]	200	187,500
Banco Nacional de Desenvolvimento Economico e Social
6.37%, 06/16/18[b]	100	107,250
6.50%, 06/10/19[b]	100	107,625
Caixa Economica Federal
2.38%, 11/06/17[b]	150	138,750
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19[b]	200	213,500
Petrobras Global Finance BV
4.38%, 05/20/23	100	88,116
5.63%, 05/20/43	100	78,423
Petrobras International Finance Co.
3.50%, 02/06/17	75	75,725
3.88%, 01/27/16	150	153,750
5.38%, 01/27/21	200	197,475
5.75%, 01/20/20	150	154,745
5.88%, 03/01/18	100	106,027
6.75%, 01/27/41	50	44,923
6.88%, 01/20/40	75	69,718
7.88%, 03/15/19	100	113,075
8.38%, 12/10/18	75	87,181

		2,021,533
CHILE — 2.16%
Banco del Estado de Chile
4.13%, 10/07/20[b]	150	152,518
Corporacion Nacional del Cobre de Chile
4.25%, 07/17/42[b]	200	163,163
7.50%, 01/15/19[b]	100	120,143
Empresa Nacional del Petroleo
4.75%, 12/06/21[b]	100	99,247

		535,071
CHINA — 3.96%
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[b]	200	191,132
CNPC HK Overseas Capital Ltd.
4.50%, 04/28/21[b]	200	206,649
Export-Import Bank of China (The)
4.88%, 07/21/15[b]	100	105,202

Security	Principal (000s)	Value

Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	$100	$102,835
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23[b]	200	178,924
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	200	197,025

		981,767
COLOMBIA — 0.85%
Ecopetrol SA
7.38%, 09/18/43	100	108,000
7.63%, 07/23/19	87	101,790

		209,790
INDONESIA — 1.97%
Majapahit Holding BV
7.75%, 01/20/20[b]	120	130,800
7.88%, 06/29/37[b]	100	101,500
PT Pertamina (Persero) Tbk
4.30%, 05/20/23[b]	300	254,250

		486,550
ISRAEL — 0.87%
Israel Electric Corp. Ltd.
6.88%, 06/21/23[b]	200	216,500

		216,500
KAZAKHSTAN — 1.90%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	200	179,000
KazMunaiGaz Finance Sub BV
7.00%, 05/05/20[b]	100	110,620
KazMunayGas National Co. JSC
4.40%, 04/30/23[b]	200	181,500

		471,120
MALAYSIA — 1.41%
Penerbangan Malaysia Bhd
5.63%, 03/15/16[b]	100	108,736
Petroliam Nasional Bhd
7.63%, 10/15/26[b]	100	128,544
Petronas Capital Ltd.
5.25%, 08/12/19[b]	100	111,438

		348,718
MEXICO — 5.16%
Comision Federal de Electricidad
4.88%, 05/26/21[b]	200	206,000
Pemex Project Funding Master Trust
5.75%, 03/01/18	100	110,525
6.63%, 06/15/35	100	104,329
Petroleos Mexicanos
4.88%, 03/15/15	100	104,000
4.88%, 01/24/22	75	76,283
5.50%, 01/21/21	150	159,750
5.50%, 06/27/44	175	156,482
6.00%, 03/05/20	100	110,375
6.50%, 06/02/41	115	117,602

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)	Value

8.00%, 05/03/19	$110	$132,275

		1,277,621
PHILIPPINES — 0.50%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[b]	100	123,500

		123,500
QATAR — 2.48%
Nakilat Inc.
6.07%, 12/31/33[b]	100	106,000
Qatari Diar Finance QSC
5.00%, 07/21/20[b]	100	109,250
QNB Finance Ltd.
2.13%, 02/14/18[b]	200	197,000
Qtel International Finance Ltd.
5.00%, 10/19/25[b]	200	201,500

		613,750
RUSSIA — 5.29%
Gazprom OAO Via Gaz Capital SA
7.29%, 08/16/37[b]	100	104,125
8.15%, 04/11/18[b]	100	115,750
9.25%, 04/23/19[b]	100	120,750
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/17[b]	100	105,625
Russian Railways OJSC via RZD Capital PLC
5.74%, 04/03/17[b]	100	107,400
Sberbank of Russia Via SB Capital SA
6.13%, 02/07/22[b]	200	208,500
Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 08/07/18[b]	100	121,800
Vnesheconombank Via VEB Finance PLC
6.90%, 07/09/20[b]	100	108,250
VTB Bank OJSC Via VTB Capital SA
6.25%, 06/30/35[b]	100	105,250
6.55%, 10/13/20[b]	100	105,125
6.88%, 05/29/18[b]	100	108,500

		1,311,075
SOUTH KOREA — 5.32%
Export-Import Bank of Korea (The)
4.00%, 01/29/21	100	103,728
4.13%, 09/09/15	100	104,898
5.13%, 06/29/20	100	111,753
Korea Development Bank (The)
3.25%, 03/09/16	100	104,185
3.88%, 05/04/17	200	212,444
Korea Expressway Corp.
5.13%, 05/20/15[b]	50	52,587
Korea Finance Corp.
3.25%, 09/20/16	200	209,398
Korea Gas Corp.
4.25%, 11/02/20[b]	100	105,593
Korea National Oil Corp.
2.88%, 11/09/15[b]	200	206,068
National Agricultural Cooperative Federation
4.25%, 01/28/16[b]	100	105,468

		1,316,122

Security	Principal (000s)	Value

TRINIDAD AND TOBAGO — 0.50%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[b]	$100	$124,375

		124,375
UNITED ARAB EMIRATES — 5.14%
Abu Dhabi National Energy Co.
5.88%, 10/27/16[b]	100	111,000
6.25%, 09/16/19[b]	100	115,000
6.50%, 10/27/36[b]	100	116,250
Dolphin Energy Ltd.
5.89%, 06/15/19[b]	145	160,458
DP World Ltd.
6.85%, 07/02/37[b]	100	102,500
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	100	116,750
IPIC GMTN Ltd/International Petroleum Investment Co.
5.00%, 11/15/20[b]	250	272,187
MDC-GMTN BV
3.75%, 04/20/16[b]	200	210,250
Waha Aerospace BV
3.93%, 07/28/20[b]	65	68,153

		1,272,548
VENEZUELA — 2.89%
Petroleos de Venezuela SA
5.00%, 10/28/15	100	82,800
5.25%, 04/12/17[b]	150	101,625
5.38%, 04/12/27[b]	150	73,875
5.50%, 04/12/37[b]	50	24,200
6.00%, 11/15/26[b]	175	89,687
8.50%, 11/02/17[b]	220	170,720
9.00%, 11/17/21[b]	75	49,313
12.75%, 02/17/22[b]	150	122,250

		714,470

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $12,793,460)		12,024,510

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.61%
MONEY MARKET FUNDS — 0.61%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	151	$150,668

		150,668

TOTAL SHORT-TERM INVESTMENTS (Cost: $150,668)		150,668

TOTAL INVESTMENTS IN SECURITIES — 98.45% (Cost: $25,641,347)		24,378,091
Other Assets, Less Liabilities — 1.55%		385,362

NET ASSETS — 100.00%		$24,763,453

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

5

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 29.74%

ARGENTINA — 0.16%
YPF Sociedad Anonima
8.88%, 12/19/18[b]	$300	$282,000

		282,000
BRAZIL — 3.01%
Banco BTG Pactual SA
5.75%, 09/28/22[b]	500	440,000
CSN Resources SA
6.50%, 07/21/20[b]	600	589,500
Fibria Overseas Finance Ltd.
6.75%, 03/03/21 (Call 03/03/16)[b]	400	436,000
7.50%, 05/04/20 (Call 05/04/15)[b]	491	540,100
JBS Investments GmbH
7.75%, 10/28/20 (Call 10/28/17)[b]	400	410,000
JBS USA LLC/JBS USA Finance Inc.
7.25%, 06/01/21 (Call 06/01/15)[b]	450	468,000
8.25%, 02/01/20 (Call 02/01/15)[b]	800	867,000
Marfrig Holding Europe BV
8.38%, 05/09/18[b]	600	552,000
9.88%, 07/24/17 (Call 01/24/16)[b]	300	294,000
Marfrig Overseas Ltd.
9.50%, 05/04/20 (Call 05/04/15)[b]	200	190,000
Minerva Luxembourg SA
7.75%, 01/31/23 (Call 01/31/18)[b]	600	583,500

		5,370,100
CHINA — 4.62%
Agile Property Holdings Ltd.
8.88%, 04/28/17 (Call 04/28/14)[b]	800	823,000
9.88%, 03/20/17[b]	200	213,250
China CITIC Bank International Ltd.
6.88%, 06/24/20[b]	300	324,000
CITIC Pacific Ltd.
6.63%, 04/15/21[b]	700	669,375
6.80%, 01/17/23[b]	200	183,000
6.88%, 01/21/18[b]	1,000	1,032,500
Country Garden Holdings Co. Ltd.
7.25%, 04/04/21 (Call 10/04/17)[b]	200	189,500
7.50%, 01/10/23 (Call 01/10/18)[b]	500	466,875
11.13%, 02/23/18 (Call 02/23/15)[b]	600	654,000
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[b]	900	875,250
Greentown China Holdings Ltd.
8.50%, 02/04/18 (Call 02/04/16)[b]	400	404,000
Kaisa Group Holdings Ltd.
10.25%, 01/08/20 (Call 01/08/17)[b]	600	591,750
Longfor Properties Co. Ltd.
6.75%, 01/29/23 (Call 01/29/18)[b]	400	355,140
9.50%, 04/07/16 (Call 04/07/14)[b]	300	315,000
Shimao Property Holdings Ltd.
6.63%, 01/14/20 (Call 01/14/17)[b]	600	564,750
9.65%, 08/03/17 (Call 08/03/14)[b]	200	212,500

Security	Principal (000s)	Value

SOHO China Ltd.
5.75%, 11/07/17 (Call 11/07/15)[b]	$200	$198,000
Yancoal International Resources Development Co. Ltd.
5.73%, 05/16/22[b]	200	180,650

		8,252,540
COLOMBIA — 1.65%
Banco Davivienda SA
5.88%, 07/09/22[b]	200	193,500
Bancolombia SA
5.13%, 09/11/22	800	747,549
6.13%, 07/26/20	400	412,000
Pacific Rubiales Energy Corp.
5.13%, 03/28/23 (Call 03/28/18)[b]	400	363,000
5.38%, 01/26/19 (Call 01/26/17)[b]	500	502,500
7.25%, 12/12/21 (Call 12/12/16)[b]	700	735,000

		2,953,549
INDIA — 2.28%
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[b]	900	833,625
ICICI Bank Ltd.
6.38%, 04/30/22 (Call 04/30/17)[b,c]	654	639,285
Vedanta Resources PLC
6.00%, 01/31/19[b]	800	758,000
6.75%, 06/07/16[b]	600	622,800
7.13%, 05/31/23[b]	200	178,750
8.25%, 06/07/21[b]	600	600,000
9.50%, 07/18/18[b]	400	440,000

		4,072,460
JAMAICA — 1.32%
Digicel Group Ltd.
8.25%, 09/30/20 (Call 09/30/16)[b]	900	936,000
10.50%, 04/15/18 (Call 04/15/14)[b]	300	318,900
Digicel Ltd.
6.00%, 04/15/21 (Call 04/15/16)[b]	1,000	970,000
8.25%, 09/01/17 (Call 03/03/14)[b]	130	134,810

		2,359,710
KAZAKHSTAN — 0.36%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/17[b]	400	435,200
7.25%, 01/28/21[b]	200	215,240

		650,440
LUXEMBOURG — 0.33%
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	400	379,000
6.63%, 10/15/21 (Call 10/15/17)[b]	200	201,302

		580,302
MACAU — 0.43%
MCE Finance Ltd.
5.00%, 02/15/21 (Call 02/15/16)[b]	800	772,000

		772,000

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2014

Security	Principal (000s)	Value
MEXICO — 4.00%
BBVA Bancomer SA Texas Agency
7.25%, 04/22/20[b]	$700	$768,250
Cemex Espana SA (Luxembourg)
9.25%, 05/12/20 (Call 05/12/15)[b]	900	973,350
9.88%, 04/30/19 (Call 04/30/16)[b]	250	281,250
Cemex Finance LLC
9.38%, 10/12/22 (Call 10/12/17)[b]	1,100	1,226,500
Cemex SAB de CV
5.88%, 03/25/19 (Call 03/25/16)[b]	400	400,000
6.50%, 12/10/19 (Call 12/10/17)[b]	400	406,000
7.25%, 01/15/21 (Call 01/15/18)[b]	500	513,750
9.00%, 01/11/18 (Call 01/11/15)[b]	1,197	1,292,760
Mexichem SAB de CV
4.88%, 09/19/22[b]	600	573,750
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	850	359,125
8.88%, 12/15/19 (Call 12/15/14)	200	93,000
10.00%, 08/15/16 (Call 03/03/14)	420	262,500

		7,150,235
PERU — 0.17%
Banco de Credito del Peru
6.13%, 04/24/27 (Call 04/24/22)[b,c]	300	297,750

		297,750
RUSSIA — 8.65%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.50%, 09/26/19[b]	400	424,000
7.75%, 04/28/21[b]	750	804,375
7.88%, 09/25/17[b]	600	666,000
ALROSA Finance SA
7.75%, 11/03/20[b]	600	661,500
Credit Bank of Moscow
7.70%, 02/01/18[b]	500	503,125
Evraz Group SA
6.50%, 04/22/20[b]	800	731,000
8.25%, 11/10/15[b]	400	423,400
9.50%, 04/24/18[b]	700	753,375
Gazprombank OAO Via GPB Eurobond Finance PLC
7.50%, 12/28/23 (Call 12/28/18)[b,c]	200	204,750
Home Credit & Finance Bank LLC/Eurasia Capital SA
9.38%, 04/24/20 (Call 04/24/18)[b,c]	300	297,000
Metalloinvest Finance Ltd.
5.63%, 04/17/20[b]	600	576,000
6.50%, 07/21/16[b]	400	417,000
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
5.55%, 10/28/20[b]	400	394,000
Mobile Telesystems OJSC via MTS International Funding Ltd.
5.00%, 05/30/23[b]	600	552,000
8.63%, 06/22/20[b]	200	233,500
Nomos Bank OJSC Via Nomos Capital PLC
7.25%, 04/25/18[b]	400	394,000
Novolipetsk Steel OJSC Via Steel Funding Ltd.
4.45%, 02/19/18[b]	600	591,750
4.95%, 09/26/19[b]	200	195,500
Promsvyazbank OJSC via PSB Finance SA
10.20%, 11/06/19[b]	400	422,000
Russian Standard Bank
9.25%, 07/11/17[b]	100	102,750

Security	Principal (000s)	Value
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22[b]	$200	$191,000
6.70%, 10/25/17[b]	1,000	1,065,000
Sibur Holding OAO Via Sibur Securities Ltd.
3.91%, 01/31/18[b]	700	672,000
TMK OAO via TMK Capital SA
7.75%, 01/27/18[b]	500	520,625
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.75%, 02/02/21[b]	600	646,500
9.13%, 04/30/18[b]	900	1,031,625
VimpelCom Holdings BV
5.20%, 02/13/19[b]	400	395,500
5.95%, 02/13/23[b]	500	468,750
6.25%, 03/01/17[b]	400	424,960
7.50%, 03/01/22[b]	650	675,187

		15,438,172
SINGAPORE — 0.53%
Flextronics International Ltd.
5.00%, 02/15/23	450	436,500
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[b]	600	513,000

		949,500
SOUTH AFRICA — 0.59%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	500	430,772
5.38%, 04/15/20	300	278,250
Gold Fields Orogen Holding BVI Ltd.
4.88%, 10/07/20[b]	400	338,521

		1,047,543
SOUTH KOREA — 0.41%
Woori Bank Co. Ltd.
6.21%, 05/02/37 (Call 05/02/17)[b,c]	700	738,500

		738,500
TURKEY — 0.81%
Turkiye Is Bankasi AS
6.00%, 10/24/22[b]	500	433,750
Turkiye Vakiflar Bankasi Tao
6.00%, 11/01/22[b]	600	516,000
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22[b]	600	495,000

		1,444,750
UKRAINE — 0.42%
Metinvest BV
8.75%, 02/14/18[b]	500	457,500
10.25%, 05/20/15[b]	300	298,248

		755,748

TOTAL CORPORATE BONDS & NOTES
(Cost: $54,940,895)		53,115,299

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2014

Security	Principal (000s)	Value
FOREIGN AGENCY OBLIGATIONS[a] — 12.82%

BRAZIL — 1.10%
Banco do Brasil SA
5.88%, 01/19/23[b]	$400	$375,000
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[b]	1,000	945,000
6.88%, 07/30/19[b]	600	640,500

		1,960,500

INDONESIA — 3.75%
Majapahit Holding BV
7.75%, 10/17/16[b]	1,000	1,095,000
7.75%, 01/20/20[b]	1,000	1,090,000
7.88%, 06/29/37[b]	200	203,000
PT Pertamina (Persero) Tbk
4.30%, 05/20/23[b]	1,900	1,610,250
5.25%, 05/23/21[b]	400	381,000
5.63%, 05/20/43[b]	1,700	1,304,750
6.00%, 05/03/42[b]	200	160,500
PT Perusahaan Gas Negara (Persero) Tbk
5.25%, 10/24/42[b]	900	654,750
5.50%, 11/22/21[b]	200	192,000

		6,691,250

ISRAEL — 1.08%
Israel Electric Corp. Ltd.
5.63%, 06/21/18[b]	900	958,500
6.88%, 06/21/23[b]	900	974,250

		1,932,750

RUSSIA — 0.45%
VTB Bank OJSC Via VTB Capital SA
6.95%, 10/17/22[b]	800	799,992

		799,992

SRI LANKA — 0.34%
Bank of Ceylon
5.33%, 04/16/18[b]	200	192,500
6.88%, 05/03/17[b]	400	409,000

		601,500

TURKEY — 0.45%
Export Credit Bank of Turkey
5.38%, 11/04/16[b]	600	609,900
5.88%, 04/24/19[b]	200	199,020

		808,920

UKRAINE — 0.19%
Oschadbank
8.25%, 03/10/16[b]	400	338,000

		338,000

Security	Principal (000s)	Value

VENEZUELA — 5.46%
Petroleos de Venezuela SA
5.00%, 10/28/15	$900	$745,200
Series 2016
5.13%, 10/28/16	300	223,500
5.25%, 04/12/17[b]	1,700	1,151,750
5.38%, 04/12/27[b]	1,670	822,475
5.50%, 04/12/37[b]	720	348,480
6.00%, 11/15/26[b]	2,400	1,230,000
8.50%, 11/02/17[b]	3,500	2,716,000
9.00%, 11/17/21[b]	1,600	1,052,000
12.75%, 02/17/22[b]	1,800	1,467,000

		9,756,405

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $25,640,640)		22,889,317

FOREIGN GOVERNMENT OBLIGATIONS[a] — 55.05%

ARGENTINA — 1.93%
Argentina (Republic of)
2.50%, 12/31/38[d]	3,030	1,075,650
8.28%, 12/31/33	2,454	1,521,211
8.28%, 12/31/33	673	413,882
8.75%, 06/02/17	570	436,050

		3,446,793

BELARUS — 0.56%
Belarus (Republic of)
8.75%, 08/03/15[b]	500	501,250
8.95%, 01/26/18[b]	500	506,250

		1,007,500

COSTA RICA — 0.59%
Costa Rica (Republic of)
4.25%, 01/26/23[b]	600	540,000
4.38%, 04/30/25[b]	200	173,750
5.63%, 04/30/43[b]	400	330,500

		1,044,250

CROATIA — 2.71%
Croatia (Republic of)
5.50%, 04/04/23[b]	1,000	952,500
6.00%, 01/26/24[b]	800	777,200
6.25%, 04/27/17[b]	500	530,000
6.38%, 03/24/21[b]	900	931,500
6.63%, 07/14/20[b]	200	211,000
6.75%, 11/05/19[b]	1,350	1,439,438

		4,841,638

DOMINICAN REPUBLIC — 1.24%
Dominican Republic
5.88%, 04/18/24[b]	600	573,000
6.60%, 01/28/24[b]	200	199,500
7.50%, 05/06/21[b]	800	873,000

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2014

Security	Principal (000s)	Value

9.04%, 01/23/18[b]	$525	$573,813

		2,219,313
ECUADOR — 0.35%
Ecuador (Republic of)
9.38%, 12/15/15[b]	600	624,750

		624,750
EGYPT — 0.48%
Egypt (Arab Republic of)
5.75%, 04/29/20[b]	600	592,500
6.88%, 04/30/40[b]	300	264,750

		857,250
EL SALVADOR — 1.11%
El Salvador (Republic of)
5.88%, 01/30/25[b]	600	549,000
7.63%, 02/01/41[b]	450	418,500
7.65%, 06/15/35[b]	500	475,000
7.75%, 01/24/23[b]	120	128,700
8.25%, 04/10/32[b]	400	409,000

		1,980,200
GUATEMALA — 0.38%
Guatemala (Republic of)
4.88%, 02/13/28[b]	300	267,375
5.75%, 06/06/22[b]	400	415,000

		682,375
HUNGARY — 3.78%
Hungary (Republic of)
4.13%, 02/19/18	500	499,375
4.75%, 02/03/15	—	—
5.38%, 02/21/23	1,300	1,270,750
5.75%, 11/22/23	900	887,625
6.25%, 01/29/20	1,200	1,284,000
6.38%, 03/29/21	1,900	2,023,500
7.63%, 03/29/41	732	775,920

		6,741,170
INDONESIA — 8.21%
Indonesia (Republic of)
3.38%, 04/15/23[b]	1,300	1,111,500
3.75%, 04/25/22[b]	1,200	1,083,000
4.63%, 04/15/43[b]	1,300	1,010,750
4.88%, 05/05/21[b]	2,200	2,169,750
5.25%, 01/17/42[b]	200	169,000
5.88%, 03/13/20[b]	600	633,000
6.88%, 01/17/18[b]	1,600	1,782,000
7.50%, 01/15/16[b]	1,000	1,102,500
7.75%, 01/17/38[b]	1,800	2,002,500
8.50%, 10/12/35[b]	1,250	1,490,625
11.63%, 03/04/19[b]	1,600	2,108,000

		14,662,625

Security	Principal (000s)	Value

JAMAICA — 0.37%
Jamaica (Government of)
8.00%, 06/24/19	$400	$402,000
8.00%, 03/15/39	300	258,000

		660,000
LEBANON — 3.33%
Lebanon (Republic of)
4.75%, 11/02/16[b]	500	496,250
5.15%, 11/12/18[b]	650	637,000
6.00%, 05/20/19[b]	200	201,500
6.38%, 03/09/20	1,000	1,015,000
8.25%, 04/12/21[b]	1,300	1,448,980
8.50%, 08/06/15	250	266,250
8.50%, 01/19/16[b]	330	354,552
9.00%, 03/20/17	1,380	1,535,250

		5,954,782
MOROCCO — 0.71%
Morocco (Republic of)
4.25%, 12/11/22[b]	800	742,000
5.50%, 12/11/42[b]	600	520,500

		1,262,500
NIGERIA — 0.46%
Nigeria (Federal Republic of)
5.13%, 07/12/18[b]	400	406,000
6.38%, 07/12/23[b]	200	204,040
6.75%, 01/28/21[b]	200	213,000

		823,040
PAKISTAN — 0.39%
Pakistan (Islamic Republic of)
6.88%, 06/01/17[b]	400	396,000
7.13%, 03/31/16[b]	300	297,000

		693,000
ROMANIA — 1.26%
Romania (Republic of)
4.38%, 08/22/23[b]	700	664,125
6.75%, 02/07/22[b]	1,400	1,580,250

		2,244,375
SERBIA — 1.52%
Serbia (Republic of)
4.88%, 02/25/20[b]	1,000	952,500
5.25%, 11/21/17[b]	400	404,000
5.88%, 12/03/18[b]	300	303,750
7.25%, 09/28/21[b]	1,000	1,050,200

		2,710,450
SLOVENIA — 1.81%
Slovenia (Republic of)
4.75%, 05/10/18[b]	600	613,680

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2014

Security	Principal (000s)	Value

5.50%, 10/26/22[b]	$1,400	$1,400,000
5.85%, 05/10/23[b]	1,200	1,222,488

		3,236,168
SRI LANKA — 0.97%
Sri Lanka (Democratic Socialist Republic of)
5.88%, 07/25/22[b]	400	380,000
6.25%, 10/04/20[b]	1,050	1,050,000
6.25%, 07/27/21[b]	299	296,010

		1,726,010
TURKEY — 12.45%
Turkey (Republic of)
3.25%, 03/23/23	1,000	820,500
4.88%, 04/16/43	700	532,875
5.13%, 03/25/22	642	613,431
5.63%, 03/30/21	1,150	1,148,562
6.00%, 01/14/41	1,600	1,428,000
6.25%, 09/26/22	1,400	1,433,320
6.75%, 04/03/18	1,250	1,353,125
6.75%, 05/30/40	900	884,700
6.88%, 03/17/36	1,620	1,631,016
7.00%, 09/26/16	1,100	1,197,680
7.00%, 03/11/19	1,000	1,089,080
7.00%, 06/05/20	1,300	1,410,500
7.25%, 03/15/15	1,000	1,055,200
7.25%, 03/05/38	610	641,232
7.38%, 02/05/25	1,920	2,080,800
7.50%, 07/14/17	1,520	1,687,200
7.50%, 11/07/19	750	834,000
8.00%, 02/14/34	963	1,093,005
11.88%, 01/15/30	860	1,297,310

		22,231,536
UKRAINE — 2.73%
Ukraine (Government of)
6.25%, 06/17/16[b]	800	720,160
6.58%, 11/21/16[b]	600	541,272
6.75%, 11/14/17[b]	100	86,375
6.88%, 09/23/15[b]	400	368,800
7.50%, 04/17/23[b]	700	593,250
7.75%, 09/23/20[b]	900	778,500
7.80%, 11/28/22[b]	1,400	1,183,000
7.95%, 02/23/21[b]	700	601,762

		4,873,119
VENEZUELA — 7.05%
Venezuela (Bolivarian Republic of)
5.75%, 02/26/16[b]	875	704,375
6.00%, 12/09/20[b]	780	454,350
7.00%, 12/01/18[b]	550	374,000
7.00%, 03/31/38[b]	850	471,750
7.65%, 04/21/25	1,050	609,000
7.75%, 10/13/19[b]	1,400	931,000
8.25%, 10/13/24[b]	1,350	810,000
9.00%, 05/07/23[b]	1,230	787,200
9.25%, 09/15/27	2,120	1,399,200
9.25%, 05/07/28[b]	1,250	787,500
9.38%, 01/13/34	810	510,300

Security	Principal or Shares (000s)	Value

11.75%, 10/21/26[b]	$1,700	$1,270,750
11.95%, 08/05/31[b]	2,370	1,753,800
12.75%, 08/23/22[b]	1,600	1,312,000
13.63%, 08/15/18	450	420,750

		12,595,975
VIETNAM — 0.66%
Vietnam (Socialist Republic of)
6.75%, 01/29/20[b]	800	864,000
6.88%, 01/15/16[b]	300	318,750

		1,182,750

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $110,353,619)		98,301,569

SHORT-TERM INVESTMENTS — 0.42%

MONEY MARKET FUNDS — 0.42%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	748	748,362

		748,362

TOTAL SHORT-TERM INVESTMENTS
(Cost: $748,362)		748,362

TOTAL INVESTMENTS IN SECURITIES — 98.03%
(Cost: $191,683,516)		175,054,547
Other Assets, Less Liabilities — 1.97%		3,518,616

NET ASSETS — 100.00%		$178,573,163

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

10

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

January 31, 2014

Security	Principal (000s)		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.38%

BRAZIL — 12.38%
Brazil (Federative Republic of)
0.00%, 04/01/14	BRL	23,343	$9,487,983
0.00%, 07/01/14	BRL	42,000	16,629,434
0.00%, 01/01/15	BRL	23,562	8,789,291
0.00%, 01/01/16	BRL	15,200	5,007,569
0.00%, 01/01/17	BRL	11,865	3,432,530
8.50%, 01/05/24	BRL	500	179,618
10.00%, 01/01/15	BRL	4,398	1,792,114
10.00%, 01/01/18	BRL	19,339	7,279,462
10.00%, 01/01/21	BRL	35,368	12,570,828
10.00%, 01/01/23	BRL	2,494	859,797
10.25%, 01/10/28	BRL	1,420	555,558
12.50%, 01/05/16	BRL	1,400	600,628
12.50%, 01/05/22	BRL	1,633	734,978

			67,919,790

CHILE — 0.08%
Chile (Republic of)
5.50%, 08/05/20	CLP	237,000	427,113

			427,113

COLOMBIA — 4.15%
Colombia (Republic of)
7.50%, 08/26/26	COP	13,009,800	6,355,840
7.75%, 04/14/21	COP	496,000	264,694
9.25%, 05/14/14	COP	23,952,000	12,012,837
9.85%, 06/28/27	COP	2,998,000	1,796,037
10.00%, 07/24/24	COP	2,060,000	1,222,599
11.25%, 10/24/18	COP	1,865,000	1,106,720

			22,758,727

CZECH REPUBLIC — 4.26%
Czech (Republic of)
2.75%, 03/31/14	CZK	36,920	1,813,491
3.80%, 04/11/15	CZK	109,000	5,560,376
4.20%, 12/04/36	CZK	48,730	2,693,714
4.60%, 08/18/18	CZK	113,700	6,458,185
5.70%, 05/25/24	CZK	76,240	4,877,167
6.95%, 01/26/16	CZK	36,000	1,992,662

			23,395,595

EGYPT — 1.59%
Egypt (Arab Republic of)
14.25%, 10/25/16	EGP	1,000	141,847
16.15%, 01/17/15	EGP	5,700	844,694
16.15%, 07/03/15	EGP	27,742	4,196,657
16.55%, 04/10/17	EGP	10,000	1,480,468
16.58%, 08/14/17	EGP	14,000	2,084,460

			8,748,126

Security	Principal (000s)		Value

HUNGARY — 3.06%
Hungary (Republic of)
5.50%, 02/12/14	HUF	87,500	$378,199
5.50%, 02/12/16	HUF	1,427,040	6,333,821
6.00%, 11/24/23	HUF	202,740	867,662
6.50%, 06/24/19	HUF	865,250	3,934,731
6.75%, 11/24/17	HUF	83,000	381,047
7.00%, 06/24/22	HUF	230,000	1,050,001
7.50%, 11/12/20	HUF	186,500	886,298
7.75%, 08/24/15	HUF	648,290	2,966,587

			16,798,346

INDONESIA — 4.06%
Indonesia (Republic of)
6.63%, 05/15/33	IDR	22,700,000	1,375,758
7.00%, 05/15/22	IDR	3,630,000	265,784
8.25%, 06/15/32	IDR	32,000,000	2,312,858
9.50%, 06/15/15	IDR	3,791,000	317,159
9.50%, 07/15/31	IDR	114,554,000	9,346,143
10.00%, 07/15/17	IDR	55,107,000	4,750,214
10.00%, 09/15/24	IDR	7,060,000	608,571
11.00%, 11/15/20	IDR	22,885,000	2,092,281
11.00%, 09/15/25	IDR	13,220,000	1,209,938

			22,278,706

ISRAEL — 4.37%
Israel (State of)
3.50%, 08/31/14	ILS	16,450	4,741,607
4.00%, 01/31/18	ILS	1,700	522,203
4.25%, 03/31/23	ILS	13,513	4,050,573
5.50%, 01/31/22	ILS	3,150	1,035,221
5.50%, 01/31/42	ILS	3,582	1,093,250
6.00%, 02/28/19	ILS	37,490	12,554,252

			23,997,106

MALAYSIA — 4.47%
Malaysia (Federation of)
3.49%, 03/31/20	MYR	6,899	1,996,247
3.73%, 06/15/28	MYR	1,800	494,469
3.84%, 08/12/15	MYR	16,605	5,017,623
4.13%, 04/15/32	MYR	7,400	2,051,280
4.39%, 04/15/26	MYR	1,300	385,972
5.09%, 04/30/14	MYR	14,150	4,250,285
5.73%, 07/30/19	MYR	31,870	10,306,966

			24,502,842

MEXICO — 7.40%
United Mexican States
6.25%, 06/16/16	MXN	39,979	3,133,433
6.50%, 06/10/21	MXN	59,936	4,535,724
7.00%, 06/19/14	MXN	29,069	2,199,779
7.25%, 12/15/16	MXN	155,218	12,478,009
7.50%, 06/03/27	MXN	29,837	2,322,998
7.75%, 12/14/17	MXN	25,850	2,114,458
7.75%, 11/13/42	MXN	47,701	3,563,994
8.00%, 12/07/23	MXN	81,383	6,685,224
8.50%, 11/18/38	MXN	29,330	2,373,841

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

January 31, 2014

Security	Principal (000s)		Value

10.00%, 12/05/24	MXN	12,500	$1,172,022

			40,579,482

NIGERIA — 0.94%
Nigeria (Federal Republic of)
4.00%, 04/23/15	NGN	398,000	2,207,704
10.00%, 07/23/30	NGN	162,000	766,817
15.10%, 04/27/17	NGN	273,000	1,739,797
16.39%, 01/27/22	NGN	62,000	430,274

			5,144,592

PERU — 0.98%
Peru (Republic of)
6.85%, 02/12/42	PEN	1,300	416,839
8.20%, 08/12/26	PEN	12,264	4,939,938

			5,356,777

PHILIPPINES — 3.15%
Philippines (Republic of the)
4.00%, 12/06/22	PHP	68,000	1,479,105
4.95%, 01/15/21	PHP	49,000	1,135,260
5.00%, 08/18/18	PHP	76,500	1,809,093
6.25%, 01/14/36	PHP	57,000	1,308,032
7.00%, 01/27/16	PHP	216,246	5,179,455
8.00%, 07/19/31	PHP	17,300	519,500
8.13%, 12/16/35	PHP	203,140	5,823,100

			17,253,545

POLAND — 6.59%
Poland (Republic of)
0.00%, 07/25/15	PLN	14,820	4,497,833
0.00%, 01/25/16	PLN	17,700	5,273,642
3.75%, 04/25/18	PLN	15,000	4,703,783
4.00%, 10/25/23	PLN	9,500	2,847,966
4.75%, 10/25/16	PLN	10,657	3,489,282
5.25%, 10/25/20	PLN	4,000	1,322,230
5.75%, 04/25/14	PLN	17,617	5,626,151
5.75%, 09/23/22	PLN	23,398	7,964,488
5.75%, 04/25/29	PLN	1,250	427,076

			36,152,451

ROMANIA — 1.59%
Romania (Republic of)
5.75%, 01/27/16	RON	11,160	3,462,248
5.85%, 07/28/14	RON	6,120	1,850,338
5.85%, 04/26/23	RON	6,000	1,816,017
5.90%, 07/26/17	RON	5,100	1,606,291

			8,734,894

RUSSIA — 4.12%
Russian Federation (The)
6.88%, 07/15/15	RUB	149,593	4,269,777
6.90%, 02/06/36[a]	RUB	22,500	534,835
7.10%, 03/13/14	RUB	83,500	2,373,183
7.40%, 04/19/17	RUB	142,140	4,032,827
7.60%, 04/14/21	RUB	172,556	4,770,829
7.85%, 03/10/18[b]	RUB	15,000	426,350

Security	Principal (000s)		Value

8.15%, 02/03/27	RUB	184,740	$5,210,003
12.00%, 08/20/14	RUB	34,400	1,006,291

			22,624,095

SOUTH AFRICA — 4.25%
South Africa (Republic of)
6.25%, 03/31/36	ZAR	43,064	2,753,012
6.50%, 02/28/41	ZAR	81,983	5,242,532
6.75%, 03/31/21	ZAR	48,400	3,924,436
8.25%, 09/15/17	ZAR	106,911	9,637,387
8.75%, 02/28/48	ZAR	5,800	483,734
13.50%, 09/15/15	ZAR	13,100	1,279,064

			23,320,165

SOUTH KOREA — 21.11%
Korea (Republic of)
2.74%, 02/02/15	KRW	12,644,000	11,818,274
2.75%, 09/10/17	KRW	9,271,640	8,566,793
2.82%, 08/02/14	KRW	18,598,190	17,391,093
3.00%, 12/10/42	KRW	700,000	548,817
3.59%, 04/02/14	KRW	13,800,000	12,913,479
4.00%, 03/10/16	KRW	10,471,600	10,010,218
4.00%, 12/10/31	KRW	13,873,490	13,247,572
4.75%, 12/10/30	KRW	2,400,000	2,497,762
5.00%, 06/10/20	KRW	8,100,000	8,244,769
5.25%, 09/10/15	KRW	11,702,460	11,352,922
5.25%, 03/10/27	KRW	5,000,000	5,395,525
5.50%, 09/10/17	KRW	2,281,600	2,305,517
5.50%, 12/10/29	KRW	4,354,040	4,878,347
5.75%, 09/10/18	KRW	6,400,000	6,610,772

			115,781,860

THAILAND — 4.46%
Thailand (Kingdom of)
3.13%, 12/11/15	THB	320,206	9,809,323
3.58%, 12/17/27	THB	85,283	2,425,812
3.63%, 05/22/15	THB	33,663	1,036,263
3.78%, 06/25/32	THB	21,000	590,791
3.80%, 06/14/41	THB	30,000	811,404
3.88%, 06/13/19	THB	17,300	537,721
4.88%, 06/22/29	THB	24,000	774,399
5.67%, 03/13/28	THB	196,234	6,857,061
6.15%, 07/07/26	THB	45,029	1,622,703

			24,465,477

TURKEY — 4.37%
Turkey (Republic of)
6.30%, 02/14/18	TRY	15,360	5,853,499
7.50%, 09/24/14	TRY	5,355	2,319,189
8.50%, 09/14/22	TRY	6,294	2,533,301
8.80%, 09/27/23	TRY	2,020	821,974
9.00%, 03/05/14	TRY	3,228	1,426,251
9.00%, 01/27/16	TRY	25,654	11,017,793

			23,972,007

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $584,625,783)			534,211,696

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

January 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 97.38%
(Cost: $584,625,783)	$534,211,696
Other Assets, Less Liabilities — 2.62%	14,359,987

NET ASSETS — 100.00%	$548,571,683

BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peru Nuevo
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— Romanian Leu
RUB	— New Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
ZAR	— South African Rand

[a]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

See accompanying notes to schedules of investments.

13

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security		Principal (000s)	Value

CORPORATE BONDS & NOTES — 94.99%

AUSTRIA — 0.36%
BAWAG PSK
8.13%, 10/30/23[a]	EUR	100	$141,514
Wienerberger AG
4.00%, 04/17/20	EUR	100	140,620

			282,134
BELGIUM — 0.39%
Barry Callebaut Services NV
5.63%, 06/15/21[a]	EUR	100	152,139
6.00%, 07/13/17	EUR	100	152,638

			304,777
CANADA — 3.73%
Air Canada
7.63%, 10/01/19 (Call 10/01/16)[b]	CAD	150	143,330
Armtec Holdings Ltd.
8.88%, 09/22/17 (Call 03/03/14)	CAD	13	9,240
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 11/19/14)[b]	CAD	150	129,490
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	100	93,726
Bombardier Inc.
6.13%, 05/15/21[a]	EUR	200	288,482
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	100	93,054
Cascades Inc.
7.75%, 12/15/16 (Call 03/03/14)[a]	CAD	50	46,639
Centric Health Corp.
8.63%, 04/18/18 (Call 04/18/16)	CAD	80	65,294
Connacher Oil and Gas Ltd.
8.75%, 08/01/18 (Call 08/01/15)[b]	CAD	100	63,074
Corus Entertainment Inc.
4.25%, 02/11/20[a]	CAD	100	86,215
Crew Energy Inc.
8.38%, 10/21/20 (Call 10/21/16)[a]	CAD	50	45,910
Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 11/26/16)[b]	CAD	50	44,453
GFL Environmental Corp.
7.50%, 06/18/18 (Call 06/18/15)[a]	CAD	100	92,605
Gibson Energy Inc.
7.00%, 07/15/20 (Call 07/15/16)[b]	CAD	100	95,744
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[b]	CAD	100	94,623
Iron Mountain Canada Operations ULC
6.13%, 08/15/21 (Call 08/15/17)	CAD	100	90,139
Mattamy Group Corp.
6.88%, 11/15/20 (Call 11/15/15)[b]	CAD	100	89,690
Newalta Corp. Series 2
7.75%, 11/14/19 (Call 11/14/15)	CAD	50	48,076
Paramount Resources Ltd.
7.63%, 12/04/19 (Call 12/04/15)	CAD	100	91,940
8.25%, 12/13/17 (Call 03/03/14)	CAD	150	139,405

Security		Principal (000s)	Value

Perpetual Energy Inc.
8.75%, 03/15/18 (Call 03/15/15)[a]	CAD	50	$43,276
Postmedia Network Inc.
8.25%, 08/16/17 (Call 08/16/15)[b]	CAD	47	43,115
Quebecor Media Inc.
6.63%, 01/15/23[b]	CAD	200	179,605
7.38%, 01/15/21 (Call 01/15/16)	CAD	150	145,130
River Cree Enterprises LP
11.00%, 01/20/21 (Call 01/20/18)[b]	CAD	50	46,639
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)[b]	CAD	50	45,798
Southern Pacific Resource Corp.
8.75%, 01/25/18 (Call 01/25/15)[b]	CAD	50	32,288
Tervita Corp.
9.00%, 11/15/18 (Call 11/15/15)[b]	CAD	25	23,263
Trident Exploration Corp.
8.25%, 04/13/18 (Call 04/13/15)	CAD	50	34,979
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 12/13/15)[b]	CAD	100	93,726
Vermilion Energy Inc.
6.50%, 02/10/16 (Call 03/03/14)	CAD	100	92,264
Videotron Ltee
5.63%, 06/15/25 (Call 03/15/25)	CAD	75	64,829
6.88%, 07/15/21 (Call 06/15/16)	CAD	75	73,995
YPG Financing Inc.
9.25%, 11/30/18 (Call 03/03/14)[b]	CAD	185	174,666

			2,944,702
FINLAND — 0.86%
Nokia OYJ
6.75%, 02/04/19[a]	EUR	100	152,757
Stora Enso OYJ
5.00%, 03/19/18[a]	EUR	100	144,266
5.50%, 03/07/19[a]	EUR	200	293,900
UPM-Kymmene OYJ
6.63%, 01/23/17	GBP	50	89,272

			680,195
FRANCE — 14.11%
Alcatel-Lucent
6.38%, 04/07/14[a]	EUR	100	135,529
8.50%, 01/15/16[a]	EUR	100	148,384
Banque PSA Finance SA
4.00%, 06/24/15[a]	EUR	400	554,605
4.25%, 02/25/16[a]	EUR	150	211,819
4.88%, 09/25/15[a]	EUR	100	141,360
Cegedim SA
6.75%, 04/01/20 (Call 04/01/16)[a]	EUR	100	141,040
Cerba European Lab
7.00%, 02/01/20 (Call 02/01/16)[a]	EUR	100	142,946
Ciments Francais SA
4.75%, 04/04/17[a]	EUR	100	144,632
CMA CGM SA
8.88%, 04/15/19 (Call 04/15/15)[a]	EUR	100	132,888
Crown European Holdings SA
7.13%, 08/15/18 (Call 08/15/14)[a]	EUR	100	142,567
Europcar Groupe SA
9.38%, 04/15/18 (Call 03/03/14)[a]	EUR	100	141,766
11.50%, 05/15/17[a]	EUR	100	153,834
Faurecia SA
8.75%, 06/15/19 (Call 06/15/15)[a]	EUR	100	152,836

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security		Principal (000s)	Value

9.38%, 12/15/16[a]	EUR	100	$159,556
Financiere Atalian SA
7.25%, 01/15/20 (Call 01/15/17)[a]	EUR	100	142,342
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)[c]	EUR	200	283,330
Labco SAS
8.50%, 01/15/18 (Call 03/03/14)[a]	EUR	125	178,683
Lafarge SA
4.75%, 09/30/20[a]	EUR	250	356,326
5.38%, 06/26/17[a]	EUR	550	814,720
5.88%, 07/09/19[a]	EUR	350	532,172
6.13%, 05/28/15	EUR	150	213,999
6.75%, 12/16/19[a]	EUR	100	156,106
8.88%, 11/24/16[a]	EUR	200	317,584
Loxam SAS
7.38%, 01/24/20 (Call 01/24/16)[a]	EUR	100	145,812
Medi-Partenaires SAS
7.00%, 05/15/20 (Call 05/15/16)[a]	EUR	100	139,069
Nexans SA
5.75%, 05/02/17	EUR	100	147,736
Novalis SAS
6.00%, 06/15/18 (Call 06/15/15)[a]	EUR	100	141,151
PagesJaunes Finance & Co.
8.88%, 06/01/18 (Call 06/01/14)[a]	EUR	100	107,884
Peugeot SA
5.63%, 06/29/15	EUR	50	70,806
5.63%, 07/11/17	EUR	300	434,321
6.50%, 01/18/19[a]	EUR	100	147,633
6.88%, 03/30/16[a]	EUR	200	293,984
7.38%, 03/06/18[a]	EUR	200	303,087
8.38%, 07/15/14[a]	EUR	150	208,351
Renault SA
3.63%, 09/19/18[a]	EUR	250	352,359
4.63%, 09/18/17[a]	EUR	250	365,036
5.63%, 06/30/15	EUR	500	713,042
Rexel SA
5.13%, 06/15/20 (Call 06/15/16)[a]	EUR	200	281,510
7.00%, 12/17/18 (Call 06/17/15)[a]	EUR	100	147,444
SMCP SAS
8.88%, 06/15/20 (Call 06/15/16)[a]	EUR	100	143,625
SPCM SA
5.50%, 06/15/20 (Call 06/15/16)[a]	EUR	100	145,728
Tereos Finance Group I
4.25%, 03/04/20 (Call 03/04/19)	EUR	100	134,729
Wendel SA
3.75%, 01/21/21	EUR	100	133,523
4.38%, 08/09/17	EUR	150	213,924
4.88%, 09/21/15	EUR	100	141,429
4.88%, 05/26/16	EUR	200	285,731
5.88%, 09/17/19[a]	EUR	200	301,410
6.75%, 04/20/18	EUR	100	154,751

			11,153,099

GERMANY — 11.00%
Brenntag Finance BV
5.50%, 07/19/18[a]	EUR	100	152,657
CeramTec Group GmbH
8.25%, 08/15/21 (Call 08/15/16)[a]	EUR	100	145,812
Commerzbank AG
6.38%, 03/22/19	EUR	400	591,353
7.75%, 03/16/21	EUR	400	614,944

Security		Principal (000s)	Value

Deutsche Lufthansa AG
6.50%, 07/07/16	EUR	200	$303,623
Deutsche Raststaetten Gruppe IV GmbH
6.75%, 12/30/20 (Call 12/30/16)[a]	EUR	100	142,447
Franz Haniel & Cie GmbH
6.25%, 02/08/18	EUR	100	154,760
7.13%, 02/01/17	EUR	150	225,798
FTE Verwaltungs GmbH
9.00%, 07/15/20 (Call 07/15/16)[a]	EUR	100	147,835
Gerresheimer AG
5.00%, 05/19/18[a]	EUR	75	112,874
Hapag-Lloyd AG
7.75%, 10/01/18 (Call 10/01/15)[a]	EUR	100	139,597
9.00%, 10/15/15 (Call 03/14/14)[a]	EUR	79	111,838
Heckler & Koch GmbH
9.50%, 05/15/18 (Call 05/15/14)[a]	EUR	100	137,889
Heidelberger Druckmaschinen AG
9.25%, 04/15/18 (Call 04/15/14)[a]	EUR	50	70,967
Hornbach Baumarkt AG
3.88%, 02/15/20[a]	EUR	100	141,267
KM Germany Holdings GmbH
8.75%, 12/15/20 (Call 12/15/15)[a]	EUR	100	150,195
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	100	150,554
Orion Engineered Carbons Bondco GmbH
10.00%, 06/15/18 (Call 06/15/14)[a]	EUR	90	133,304
SGL Carbon SE
4.88%, 01/15/21 (Call 01/15/17)[a]	EUR	100	140,367
Styrolution Group GmbH
7.63%, 05/15/16 (Call 03/03/14)[a]	EUR	125	175,311
Techem Energy Metering Service GmbH & Co. KG
6.13%, 10/01/19 (Call 10/01/15)[a]	EUR	100	145,981
7.88%, 10/01/20 (Call 10/01/16)[a]	EUR	100	151,285
ThyssenKrupp AG
4.00%, 08/27/18	EUR	550	774,820
4.38%, 03/18/15	EUR	200	277,392
4.38%, 02/28/17	EUR	250	354,893
ThyssenKrupp Finance Nederland BV
8.50%, 02/25/16	EUR	350	529,727
Trionista Holdco GmbH
5.00%, 04/30/20 (Call 04/30/16)[a]	EUR	100	138,564
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 04/30/16)[a]	EUR	200	289,803
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.13%, 01/21/23 (Call 01/21/18)[a]	EUR	100	137,721
5.50%, 09/15/22 (Call 09/15/17)[a]	EUR	150	212,565
5.63%, 04/15/23 (Call 04/15/18)[a]	EUR	100	140,532
5.75%, 01/15/23 (Call 01/15/18)[a]	EUR	200	283,533
7.50%, 03/15/19 (Call 03/15/15)[a]	EUR	250	367,536
Unitymedia KabelBW GmbH
9.50%, 03/15/21 (Call 03/15/16)[a]	EUR	100	155,960
9.63%, 12/01/19 (Call 12/01/14)[a]	EUR	100	147,751
UPCB Finance Ltd.
7.63%, 01/15/20 (Call 01/15/15)[a]	EUR	50	72,541
UPCB Finance II Ltd.
6.38%, 07/01/20 (Call 07/01/15)[a]	EUR	300	430,188
WEPA Hygieneprodukte GmbH
6.50%, 05/15/20 (Call 05/15/16)[a]	EUR	100	144,857

			8,699,041

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)		Value

GREECE — 1.44%
Frigoglass Finance BV
8.25%, 05/15/18 (Call 05/15/15)[a]	EUR	100	$139,744
OTE PLC
4.63%, 05/20/16	EUR	300	415,951
7.25%, 02/12/15[a]	EUR	250	352,498
7.88%, 02/07/18[a]	EUR	150	231,866

			1,140,059

IRELAND — 2.72%
AG Spring Finance Ltd.
7.50%, 06/01/18 (Call 06/01/15)[a]	EUR	100	138,606
Allied Irish Banks PLC
5.63%, 11/12/14[a]	EUR	100	138,564
Ardagh Glass Finance PLC
7.13%, 06/15/17 (Call 06/15/14)[a]	EUR	150	206,834
Ardagh Packaging Finance PLC
7.38%, 10/15/17 (Call 10/15/14)[a]	EUR	150	215,241
7.38%, 10/15/17 (Call 10/15/14)[a]	EUR	100	143,494
9.25%, 10/15/20 (Call 10/15/15)[a]	EUR	100	146,999
Eircom Finance Ltd.
9.25%, 05/15/20 (Call 05/15/16)[a]	EUR	100	143,569
Governor & Co. of the Bank of Ireland (The)
3.25%, 01/15/19[a]	EUR	100	136,348
10.00%, 12/19/22[a]	EUR	100	163,062
Ono Finance II PLC
11.13%, 07/15/19 (Call 03/03/14)[a]	EUR	100	149,663
Rottapharm Ltd.
6.13%, 11/15/19 (Call 11/15/15)[a]	EUR	100	138,901
Smurfit Kappa Acquisitions
4.13%, 01/30/20[a]	EUR	100	138,758
7.75%, 11/15/19 (Call 11/15/14)[a]	EUR	200	289,938

			2,149,977

ITALY — 11.33%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/16)[a]	EUR	200	280,836
Banca Monte dei Paschi di Siena SpA
4.88%, 05/31/16	EUR	150	191,349
5.00%, 04/21/20[a]	EUR	200	251,270
5.60%, 09/09/20	EUR	50	64,186
Series 1
7.25%, 07/10/15[a]	EUR	400	567,003
Banca Piccolo Credito Valtellinese Scarl
4.00%, 07/24/15[a]	EUR	100	137,238
Banca Popolare di Milano Scarl
4.00%, 01/22/16[a]	EUR	300	411,591
7.13%, 03/01/21[a]	EUR	100	142,238
Banca Popolare di Vicenza
3.50%, 01/20/17[a]	EUR	100	135,329
5.00%, 10/25/18[a]	EUR	100	139,470
6.75%, 02/27/15[a]	EUR	150	210,445
Banco Popolare
3.75%, 01/28/16[a]	EUR	500	683,962
5.47%, 11/12/16[a]	EUR	100	138,564
6.00%, 11/05/20[a]	EUR	350	486,770
Buzzi Unicem SpA
5.13%, 12/09/16[a]	EUR	100	144,407
6.25%, 09/28/18[a]	EUR	100	152,015

Security	Principal (000s)		Value

Cerved Group SpA
6.38%, 01/15/20 (Call 01/15/16)[a]	EUR	100	$141,868
Enel SpA
5.00%, 01/15/75 (Call 01/15/20)[a],c	EUR	300	398,413
6.50%, 01/10/74 (Call 01/10/19)[a],c	EUR	300	427,666
Fiat Finance North America Inc.
5.63%, 06/12/17	EUR	100	143,987
GTECH SpA
8.25%, 03/31/66 (Call 03/31/16)[a],c	EUR	150	217,292
Intesa Sanpaolo SpA
6.63%, 09/13/23[a]	EUR	163	241,201
Italcementi Finance SA
6.13%, 02/21/18[a]	EUR	200	292,609
6.63%, 03/19/20[a],d	EUR	150	223,158
Manutencoop Facility Management SpA
8.50%, 08/01/20 (Call 08/01/16)[a]	EUR	100	142,900
Salini Costruttori SpA
6.13%, 08/01/18	EUR	100	141,820
Sisal Holding Istituto di Pagamento SpA
7.25%, 09/30/17 (Call 11/01/14)[a]	EUR	100	135,138
TeamSystem Holding SpA
7.38%, 05/15/20 (Call 05/15/16)[a]	EUR	100	139,305
Telecom Italia SpA
4.50%, 01/25/21[a]	EUR	300	405,460
7.75%, 03/20/73 (Call 03/03/14)[a],c	EUR	200	272,434
UniCredit SpA
3.95%, 02/01/16	EUR	250	342,218
5.00%, 02/01/16	GBP	50	83,405
6.70%, 06/05/18	EUR	300	447,308
Unipol Gruppo Finanziario SpA
5.00%, 01/11/17[a]	EUR	250	354,728
Veneto Banca SCPA
4.25%, 01/18/16[a]	EUR	200	272,542

			8,960,125

JAPAN — 0.53%
Shinshei Bank Ltd.
7.38%, 09/14/20 (Call 09/14/15)[c]	EUR	50	71,473
SoftBank Corp.
4.63%, 04/15/20[a]	EUR	250	347,041

			418,514

JERSEY — 0.21%
Hastings Insurance Group Finance PLC
8.00%, 10/21/20 (Call 10/30/16)[b]	GBP	100	168,865

			168,865

LUXEMBOURG — 15.14%
ArcelorMittal SA
5.75%, 03/29/18[a]	EUR	100	149,285
5.88%, 11/17/17[a]	EUR	350	521,080
10.63%, 06/03/16	EUR	300	479,612
Capsugel FinanceCo SCA
9.88%, 08/01/19 (Call 08/01/14)[a]	EUR	100	149,365
Clariant Finance Luxembourg SA
5.63%, 01/24/17	EUR	150	226,174
CNH Industrial Finance Europe SA
5.25%, 03/11/15[a]	EUR	300	419,217
6.25%, 03/09/18[a]	EUR	250	379,718

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)		Value

ConvaTec Healthcare E SA
7.38%, 12/15/17 (Call 03/03/14)[a]	EUR	150	$213,253
Elior Finance & Co. SCA
6.50%, 05/01/20 (Call 05/01/16)[a]	EUR	100	145,981
Fiat Finance & Trade SA
6.38%, 04/01/16[a]	EUR	400	572,505
6.63%, 03/15/18[a]	EUR	300	439,631
6.75%, 10/14/19[a]	EUR	250	366,591
6.88%, 02/13/15	EUR	50	70,463
7.00%, 03/23/17[a]	EUR	250	366,785
7.75%, 10/17/16[a]	EUR	200	298,371
Findus Bondco SA
9.13%, 07/01/18 (Call 07/01/15)[a]	EUR	100	147,221
Finmeccanica Finance SA
4.50%, 01/19/21	EUR	200	269,845
8.00%, 12/16/19	GBP	150	276,612
FMC Finance VIII SA
5.25%, 07/31/19[a]	EUR	100	151,961
6.50%, 09/15/18[a]	EUR	250	397,013
Gategroup Finance Luxembourg SA
6.75%, 03/01/19 (Call 03/01/15)[a]	EUR	100	143,176
GCS Holdco Finance I SA
6.50%, 11/15/18 (Call 11/15/15)[a]	EUR	100	140,460
Geo Debt Finance SCA
7.50%, 08/01/18 (Call 02/01/15)[a]	EUR	100	143,513
Gestamp Funding Luxembourg SA
5.88%, 05/31/20 (Call 05/31/16)[a]	EUR	100	142,285
HeidelbergCement Finance Luxembourg SA
3.25%, 10/21/21[a]	EUR	150	198,591
4.00%, 03/08/16[a]	EUR	250	351,719
7.50%, 04/03/20	EUR	200	326,889
8.50%, 10/31/19[a]	EUR	100	170,356
9.50%, 12/15/18[a]	EUR	200	347,171
Ineos Group Holdings SA
6.50%, 08/15/18 (Call 05/15/15)[a]	EUR	100	138,065
7.88%, 02/15/16 (Call 03/03/14)[a]	EUR	269	363,585
Intralot Finance Luxembourg SA
9.75%, 08/15/18 (Call 08/15/16)[a]	EUR	100	147,076
KION Finance SA
6.75%, 02/15/20 (Call 02/15/16)[a]	EUR	100	146,992
7.88%, 04/15/18 (Call 04/15/14)[a]	EUR	100	140,980
Magnolia BC SA
9.00%, 08/01/20 (Call 08/01/16)[a]	EUR	100	140,923
Numericable Finance & Co.
12.38%, 02/15/19 (Call 02/15/16)[a]	EUR	65	106,546
Ontex IV SA
7.50%, 04/15/18 (Call 04/15/14)[a]	EUR	100	139,541
S&B Minerals Finance SCA/S&B Industrial Minerals North America Inc.
9.25%, 08/15/20 (Call 08/15/16)[a]	EUR	100	144,969
Servus Luxembourg Holding SCA
7.75%, 06/15/18 (Call 06/15/15)[a]	EUR	100	141,827
Spie BondCo 3 SCA
11.00%, 08/15/19 (Call 08/15/15)[a]	EUR	100	153,566
Takko Luxembourg 2 S.C.A
9.88%, 04/15/19 (Call 04/15/16)[a]	EUR	100	125,415
Telenet Finance III Luxembourg SCA
6.63%, 02/15/21 (Call 02/15/16)[a]	EUR	100	146,097
Telenet Finance Luxembourg SCA
6.38%, 11/15/20 (Call 11/15/15)[a]	EUR	100	144,560
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[a]	EUR	100	144,976
6.75%, 08/15/24 (Call 08/15/18)[a]	EUR	100	145,174

Security	Principal (000s)		Value

Wind Acquisition Holdings Finance SA
7.38%, 02/15/18 (Call 03/03/14)[a]	EUR	550	$779,461
11.75%, 07/15/17 (Call 03/03/14)[a]	EUR	300	425,660
Xefin Lux SCA
8.00%, 06/01/18 (Call 06/01/14)[a]	EUR	100	144,744
Zinc Capital SA/Befesa Zinc SA
8.88%, 05/15/18 (Call 05/15/14)[a]	EUR	100	144,801

			11,969,801

NETHERLANDS — 11.84%
Carlson Wagonlit BV
7.50%, 06/15/19 (Call 06/15/15)[a]	EUR	100	144,861
EDP Finance BV
3.25%, 03/16/15[a]	EUR	250	342,678
4.13%, 01/20/21[a]	EUR	150	204,558
4.63%, 06/13/16	EUR	200	283,510
4.75%, 09/26/16[a]	EUR	200	285,205
4.88%, 09/14/20	EUR	300	428,852
5.75%, 09/21/17[a]	EUR	250	370,565
5.88%, 02/01/16[a]	EUR	250	360,737
Fresenius Finance BV
2.88%, 07/15/20[a]	EUR	50	67,673
3.00%, 02/01/21[a]	EUR	200	268,631
4.25%, 04/15/19[a]	EUR	150	219,724
GMAC International Finance BV
7.50%, 04/21/15[a]	EUR	150	215,595
Goodyear Dunlop Tires Europe BV
6.75%, 04/15/19 (Call 04/15/15)[a]	EUR	100	144,646
HeidelbergCement Finance BV
5.63%, 01/04/18	EUR	150	224,183
8.00%, 01/31/17[a]	EUR	500	781,424
Hertz Holdings Netherlands BV
4.38%, 01/15/19[a]	EUR	100	134,282
InterXion Holding NV
6.00%, 07/15/20 (Call 07/15/16)[a]	EUR	100	142,609
Nokia Siemens Networks Finance BV
6.75%, 04/15/18 (Call 04/15/15)[a]	EUR	100	144,192
7.13%, 04/15/20 (Call 04/15/16)[a]	EUR	100	152,419
OI European Group BV
4.88%, 03/31/21[a]	EUR	100	141,035
6.75%, 09/15/20[a]	EUR	100	156,190
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[a]	EUR	100	130,358
Portugal Telecom International Finance BV
4.38%, 03/24/17	EUR	250	353,327
4.63%, 05/08/20[a]	EUR	300	410,566
5.00%, 11/04/19[a]	EUR	150	211,390
5.63%, 02/08/16[a]	EUR	100	144,183
5.88%, 04/17/18[a]	EUR	350	512,128
Refresco Gerber BV
7.38%, 05/15/18 (Call 05/15/14)[a]	EUR	100	142,841
Schaeffler Finance BV
4.25%, 05/15/18 (Call 05/15/15)[a]	EUR	100	139,305
7.75%, 02/15/17[a]	EUR	250	386,528
8.75%, 02/15/19 (Call 02/15/15)[a]	EUR	250	377,506
SNS BANK NV
6.25%, 10/26/20[e,f]	EUR	50	—
Stork Technical Services Holdings BV
11.00%, 08/15/17 (Call 02/15/15)[a]	EUR	100	134,860
Univeg Holding BV
7.88%, 11/15/20 (Call 11/15/16)[a]	EUR	100	134,181
UPC Holding BV
6.38%, 09/15/22 (Call 09/15/17)[a]	EUR	200	274,767

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)		Value

6.75%, 03/15/23 (Call 03/15/18)[a]	EUR	100	$138,901
8.38%, 08/15/20 (Call 08/15/15)[a]	EUR	200	296,007
Ziggo Bond Co. BV
8.00%, 05/15/18 (Call 05/15/14)[a]	EUR	250	357,858

			9,358,275

NORWAY — 0.10%
Norske Skogindustrier ASA
7.00%, 06/26/17[a]	EUR	100	75,890

			75,890

PORTUGAL — 2.03%
Banco Espirito Santo SA
3.88%, 01/21/15	EUR	150	204,614
4.00%, 01/21/19[a]	EUR	100	133,693
4.75%, 01/15/18[a]	EUR	100	139,128
5.88%, 11/09/15[a]	EUR	200	282,634
7.13%, 11/28/23 (Call 11/28/18)[a,c]	EUR	200	269,980
Brisa Concessao Rodoviaria SA
4.50%, 12/05/16	EUR	100	142,798
6.88%, 04/02/18[a]	EUR	100	151,206
Espirito Santo Financial Group SA
6.88%, 10/21/19	EUR	100	136,680
Portucel SA
5.38%, 05/15/20 (Call 05/15/16)[a]	EUR	100	143,684

			1,604,417

SPAIN — 6.36%
Abengoa Finance SAU
8.88%, 02/05/18[a]	EUR	100	146,689
Abengoa SA
8.50%, 03/31/16	EUR	100	145,306
9.63%, 02/25/15[a]	EUR	200	285,555
Banco de Sabadell SA
2.50%, 12/05/16	EUR	200	272,005
6.25%, 04/26/20	EUR	150	214,268
Bankia SA
3.50%, 01/17/19[a]	EUR	300	402,984
4.38%, 02/14/17	EUR	100	141,274
Bankinter SA
6.38%, 09/11/19	EUR	50	73,442
BPE Financiaciones SA
2.88%, 05/19/16	EUR	400	546,751
4.00%, 07/17/15[a]	EUR	200	277,353
CaixaBank SA
5.00%, 11/14/23 (Call 11/14/18)[a,c]	EUR	200	276,850
Campofrio Food Group SA
8.25%, 10/31/16 (Call 03/14/14)[a]	EUR	125	176,382
Cirsa Funding Luxembourg SA
8.75%, 05/15/18 (Call 05/15/14)[a]	EUR	150	205,236
Inaer Aviation Finance Ltd.
9.50%, 08/01/17 (Call 08/01/14)[a]	EUR	100	141,724
Mapfre SA
5.13%, 11/16/15	EUR	300	430,117
5.92%, 07/24/37 (Call 07/24/17)[c]	EUR	200	273,081
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 03/03/14)[a]	EUR	300	438,447
NH Hoteles SA
6.88%, 11/15/19 (Call 11/15/17)[a]	EUR	100	142,778

Security	Principal (000s)		Value

Obrascon Huarte Lain SA
7.38%, 04/28/15	EUR	100	$142,820
7.63%, 03/15/20 (Call 03/15/16)[a]	EUR	100	148,973
8.75%, 03/15/18 (Call 03/15/15)[a]	EUR	100	148,678

			5,030,713

SWEDEN — 1.38%
Norcell Sweden Holding 2 AB
10.75%, 09/29/19 (Call 11/14/15)[a]	EUR	100	151,150
Perstorp Holding AB
9.00%, 05/15/17 (Call 05/15/15)[a]	EUR	100	145,026
Stena AB
6.13%, 02/01/17[a]	EUR	100	145,060
Unilabs Subholding AB
8.50%, 07/15/18 (Call 07/15/15)[a]	EUR	200	282,521
Verisure Holding AB
8.75%, 09/01/18 (Call 09/01/14)[a]	EUR	150	219,733
8.75%, 12/01/18 (Call 12/01/14)[a]	EUR	100	145,650

			1,089,140

SWITZERLAND — 0.55%
Sunrise Communications Holdings SA
8.50%, 12/31/18 (Call 12/31/14)[a]	EUR	300	437,267

			437,267

UNITED KINGDOM — 10.06%
AA Bond Co. Ltd.
9.50%, 07/31/43 (Call 01/31/16)[a]	GBP	200	362,299
Algeco Scotsman Global Finance PLC
9.00%, 10/15/18 (Call 10/15/15)[a]	EUR	100	146,992
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/16)[a]	GBP	200	365,668
Aston Martin Capital Ltd.
9.25%, 07/15/18 (Call 07/15/14)[b]	GBP	100	175,849
Bakkavor Finance (2) PLC
8.25%, 02/15/18 (Call 02/15/15)[b]	GBP	100	174,206
Boparan Finance PLC
9.75%, 04/30/18 (Call 04/30/14)[a]	EUR	100	145,793
9.88%, 04/30/18 (Call 04/30/14)[b]	GBP	100	177,903
British Airways PLC
8.75%, 08/23/16	GBP	75	140,078
Care UK
9.75%, 08/01/17 (Call 08/01/14)[b]	GBP	50	87,020
Co-Operative Bank PLC
2.38%, 10/23/15[a]	EUR	100	131,765
Co-Operative Group Ltd.
6.88%, 07/08/20[a,d]	GBP	100	170,922
EC Finance PLC
9.75%, 08/01/17 (Call 08/01/14)[a]	EUR	100	145,138
Elli Finance UK PLC
8.75%, 06/15/19 (Call 06/15/15)[b]	GBP	200	363,202
Equiniti Newco 2 PLC
7.13%, 12/15/18 (Call 06/15/15)[b]	GBP	100	172,562
Gala Group Finance PLC
8.88%, 09/01/18 (Call 06/01/14)[b]	GBP	150	261,925
HBOS PLC
4.38%, 10/30/19 (Call 10/30/14)[c]	EUR	50	67,531
Infinis PLC
7.00%, 02/15/19 (Call 02/15/16)[b]	GBP	100	176,876
Jaguar Land Rover Automotive PLC
8.13%, 05/15/18 (Call 05/15/14)[b]	GBP	125	220,839

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)		Value

8.25%, 03/15/20 (Call 03/15/16)[b]	GBP	200	$372,652
Kerling PLC
10.63%, 02/01/17 (Call 03/14/14)[a]	EUR	150	214,864
Matalan Finance PLC
8.88%, 04/29/16 (Call 03/03/14)[b]	GBP	100	168,454
New Look Bondco I PLC
8.75%, 05/14/18 (Call 05/14/15)[a]	GBP	100	174,671
Odeon & UCI Finco PLC
9.00%, 08/01/18 (Call 08/01/14)[b]	GBP	100	163,591
Phones4u Finance PLC
9.50%, 04/01/18 (Call 04/01/14)[b]	GBP	100	170,919
Priory Group No. 3 PLC
7.00%, 02/15/18 (Call 03/03/14)[b]	GBP	125	215,703
R & R Ice Cream PLC
8.38%, 11/15/17 (Call 03/03/14)[a]	EUR	100	143,202
Rexam PLC
6.75%, 06/29/67 (Call 06/29/17)[a,c]	EUR	150	215,518
Royal Bank of Scotland Group PLC
4.63%, 09/22/21 (Call 09/22/16)[c]	EUR	250	340,323
Thomas Cook Finance PLC
7.75%, 06/15/20 (Call 06/15/16)[a]	EUR	200	291,793
Thomas Cook Group PLC
6.75%, 06/22/15	EUR	50	70,715
7.75%, 06/22/17	GBP	100	177,493
Virgin Media Finance PLC
7.00%, 04/15/23 (Call 04/15/18)[a]	GBP	100	169,275
Virgin Media Secured Finance PLC
5.50%, 01/15/21	GBP	200	328,690
6.00%, 04/15/21 (Call 04/15/17)[a]	GBP	200	336,003
6.00%, 04/15/21 (Call 04/15/17)[b]	GBP	100	167,632
7.00%, 01/15/18 (Call 03/03/14)	GBP	200	341,016
Viridian Group
11.13%, 04/01/17 (Call 04/01/15)[a]	EUR	91	134,376
Vougeot Bidco PLC Series 144
7.88%, 07/15/20 (Call 07/15/16)[b]	GBP	100	176,671
William Hill PLC
7.13%, 11/11/16	GBP	50	92,033

			7,952,162

UNITED STATES — 0.85%
Allied Nevada Gold Corp.
8.75%, 06/01/19 (Call 06/01/16)[b]	CAD	75	48,433
Axalta Coating Systems U.S. Holdings Inc./Axalta Coating Systems Dutch Holding BV
5.75%, 02/01/21 (Call 02/01/16)[a]	EUR	100	141,375
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[a]	EUR	100	132,720
Chesapeake Energy Corp.
6.25%, 01/15/17	EUR	50	73,636
Huntsman International LLC
5.13%, 04/15/21[a]	EUR	100	135,784
Levi Strauss & Co.
7.75%, 05/15/18 (Call 05/15/14)	EUR	100	141,679
			673,627

TOTAL CORPORATE BONDS & NOTES
(Cost: $72,713,237)			75,092,780

Security	Principal or Shares (000s)		Value

FOREIGN AGENCY OBLIGATIONS — 0.53%

PORTUGAL — 0.53%
Caixa Geral de Depositos SA
5.13%, 02/19/14	EUR	100	$135,024
5.63%, 12/04/15[a]	EUR	200	284,674

			419,698

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $412,172)			419,698

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[g,h]		18	17,959

			17,959

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,959)			17,959

TOTAL INVESTMENTS IN SECURITIES — 95.54%
(Cost: $73,143,368)			75,530,437
Other Assets, Less Liabilities — 4.46%			3,523,232

NET ASSETS — 100.00%			$79,053,669

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[f]	Issuer is in default of interest payments.
[g]	Affiliated issuer. See Note 2.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

19

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)		Value

CORPORATE BONDS & NOTES — 96.83%

AUSTRALIA — 0.70%
FMG Resources (August 2006) Pty Ltd.
6.38%, 02/01/16 (Call 03/14/14)[a,b]	USD	$100	$103,500
6.88%, 02/01/18 (Call 03/03/14)[a,b]	USD	250	262,500
6.88%, 04/01/22 (Call 04/01/17)[a,b]	USD	100	108,000
7.00%, 11/01/15 (Call 03/14/14)[a]	USD	51	53,040
8.25%, 11/01/19 (Call 11/01/15)[a]	USD	100	110,750

			637,790

BELGIUM — 0.17%
Barry Callebaut Services NV
5.63%, 06/15/21[c]	EUR	100	152,139

			152,139

CANADA — 2.87%
Air Canada
7.63%, 10/01/19 (Call 10/01/16)[a]	CAD	50	47,777
Armtec Holdings Ltd.
8.88%, 09/22/17 (Call 03/03/14)	CAD	6	4,265
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 11/19/14)[c]	CAD	100	86,551
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	50	46,863
Bombardier Inc.
6.13%, 05/15/21[c]	EUR	100	144,241
6.13%, 01/15/23[a,b]	USD	100	98,375
7.75%, 03/15/20[a]	USD	150	165,750
Brookfield Residential Properties Inc.
6.13%, 07/01/22 (Call 07/01/17)[a,b]	USD	25	25,125
6.50%, 12/15/20 (Call 12/15/15)[a]	USD	100	104,750
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	50	46,527
Centric Health Corp.
8.63%, 04/18/18 (Call 04/18/16)	CAD	20	16,324
Corus Entertainment Inc.
4.25%, 02/11/20 [c]	CAD	50	43,107
Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 11/26/16)[a]	CAD	50	44,453
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[a]	CAD	50	47,311
Inmet Mining Corp.
7.50%, 06/01/21 (Call 12/01/16)[a]	USD	50	56,000
8.75%, 06/01/20 (Call 06/01/16)[a]	USD	100	113,750
Kodiak Oil & Gas Corp.
8.13%, 12/01/19 (Call 12/01/15)	USD	50	55,212
Mattamy Group Corp.
6.88%, 11/15/20 (Call 11/15/15)[a]	CAD	50	44,845
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	USD	100	99,619
6.50%, 03/15/21 (Call 03/15/15)[a]	USD	100	103,877
7.00%, 03/31/24 (Call 09/30/18)[a]	USD	25	25,355
Newalta Corp. Series 2
7.75%, 11/14/19 (Call 11/14/15)	CAD	22	21,154

Security	Principal (000s)		Value

Novelis Inc.
8.75%, 12/15/20 (Call 12/15/15)	USD	150	166,552
Paramount Resources Ltd.
8.25%, 12/13/17 (Call 03/03/14)	CAD	50	46,468
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)	USD	100	106,189
Quebecor Media Inc.
6.63%, 01/15/23[a]	CAD	50	44,901
7.38%, 01/15/21 (Call 01/15/16)	CAD	100	96,753
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)[a]	CAD	50	45,798
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[a]	USD	100	103,375
9.00%, 11/15/18 (Call 11/15/15)[a]	CAD	25	23,262
Trident Exploration Corp.
8.25%, 04/13/18 (Call 04/13/15)	CAD	25	17,490
Videotron Ltee
5.00%, 07/15/22	USD	100	98,000
5.63%, 06/15/25 (Call 03/15/25)	CAD	25	21,610
VPII Escrow Corp./Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (Call 08/15/15)[a]	USD	150	164,625
7.50%, 07/15/21 (Call 07/15/16)[a]	USD	150	167,062
YPG Financing Inc.
9.25%, 11/30/18 (Call 03/03/14)[a]	CAD	58	54,371

			2,597,687

FINLAND — 0.51%
Nokia OYJ
5.38%, 05/15/19		75	77,580
6.75%, 02/04/19[c]	EUR	100	152,757
Stora Enso OYJ
5.00%, 03/19/18[c]	EUR	100	144,266
UPM-Kymmene OYJ
6.63%, 01/23/17	GBP	50	89,272

			463,875

FRANCE — 4.36%
Alcatel-Lucent
8.50%, 01/15/16[c]	EUR	50	74,192
Banque PSA Finance SA
4.00%, 06/24/15[c]	EUR	200	277,302
BPCE SA
12.50%, 12/31/49 (Call 09/30/19)[a,d]	USD	100	131,000
CMA CGM SA
8.75%, 12/15/18 (Call 12/15/15)[c]	EUR	100	131,821
Credit Agricole SA
6.64%, 12/31/49 (Call 05/31/17)[a,b,d]	USD	100	100,125
Faurecia SA
9.38%, 12/15/16[c]	EUR	100	159,556
Financiere Atalian SA
7.25%, 01/15/20 (Call 01/15/17)[c]	EUR	100	142,342
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)[d]	EUR	50	70,833
Lafarge SA
5.38%, 06/26/17[c]	EUR	200	296,262
6.63%, 11/29/18[c]	EUR	100	154,757
6.75%, 12/16/19[c]	EUR	100	156,106
8.88%, 11/24/16[c]	EUR	100	158,792
10.00%, 05/30/17[c]	GBP	50	98,044
Medi-Partenaires SAS
7.00%, 05/15/20 (Call 05/15/16)[c]	EUR	100	139,069

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security		Principal (000s)	Value

Nexans SA
5.75%, 05/02/17	EUR	50	$73,868
Peugeot SA
5.00%, 10/28/16	EUR	100	142,764
5.63%, 06/29/15	EUR	75	106,209
5.63%, 07/11/17	EUR	50	72,387
6.88%, 03/30/16[c]	EUR	50	73,496
7.38%, 03/06/18[c]	EUR	100	151,543
Renault SA
4.63%, 05/25/16[c]	EUR	100	143,628
4.63%, 09/18/17[c]	EUR	100	146,014
Rexel SA
5.13%, 06/15/20 (Call 06/15/16)[c]	EUR	100	140,755
6.13%, 12/15/19 (Call 12/15/15)[a]	USD	200	208,000
Societe Generale
5.92%, 12/31/49 (Call 04/05/17)[a],b,d	USD	100	106,250
Tereos Finance Group I
4.25%, 03/04/20 (Call 03/04/19)	EUR	100	134,729
Wendel SA
4.38%, 08/09/17	EUR	150	213,924
4.88%, 05/26/16	EUR	100	142,865

			3,946,633

GERMANY — 3.73%
Commerzbank AG
7.75%, 03/16/21	EUR	200	307,472
8.13%, 09/19/23[a]	USD	200	220,000
Deutsche Lufthansa AG
6.50%, 07/07/16	EUR	100	151,811
Deutsche Raststaetten Gruppe IV GmbH
6.75%, 12/30/20 (Call 12/30/16)[c]	EUR	100	142,447
Franz Haniel & Cie GmbH
7.13%, 02/01/17	EUR	100	150,532
Hapag-Lloyd AG
9.00%, 10/15/15 (Call 03/14/14)[c]	EUR	79	111,838
Heidelberger Druckmaschinen AG
9.25%, 04/15/18 (Call 04/15/14)[c]	EUR	50	70,967
Hornbach Baumarkt AG
3.88%, 02/15/20[c]	EUR	50	70,634
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	50	75,277
Orion Engineered Carbons Bondco GmbH
10.00%, 06/15/18 (Call 06/15/14)[c]	EUR	90	133,304
Styrolution Group GmbH
7.63%, 05/15/16 (Call 03/03/14)[c]	EUR	100	140,249
Techem Energy Metering Service GmbH & Co. KG
6.13%, 10/01/19 (Call 10/01/15)[c]	EUR	100	145,981
ThyssenKrupp AG
4.00%, 08/27/18	EUR	75	105,657
4.38%, 02/28/17	EUR	100	141,957
ThyssenKrupp Finance Nederland BV
8.50%, 02/25/16	EUR	150	227,026
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 04/30/16)[c]	EUR	100	144,902
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 09/15/22 (Call 09/15/17)[c]	EUR	100	141,710
5.75%, 01/15/23 (Call 01/15/18)[c]	EUR	100	141,766
7.50%, 03/15/19 (Call 03/15/15)[c]	EUR	100	147,015
UPCB Finance Ltd.
7.63%, 01/15/20 (Call 01/15/15)[c]	EUR	100	145,082
UPCB Finance II Ltd.
6.38%, 07/01/20 (Call 07/01/15)[c]	EUR	100	143,396

Security		Principal (000s)	Value

UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 07/01/15)[a]	USD	150	$158,625
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[a]	USD	150	162,000

			3,379,648

GREECE — 0.39%
OTE PLC
4.63%, 05/20/16	EUR	150	207,976
7.25%, 02/12/15[c]	EUR	100	140,999

			348,975

IRELAND — 1.48%
Ardagh Glass Finance PLC
7.13%, 06/15/17 (Call 06/15/14)[c]	EUR	50	68,945
Ardagh Packaging Finance PLC
7.38%, 10/15/17 (Call 10/15/14)[c]	EUR	150	215,241
9.13%, 10/15/20 (Call 10/15/15)[a]	USD	200	218,500
Governor & Co. of the Bank of Ireland (The)
2.75%, 06/05/16	EUR	100	136,696
3.25%, 01/15/19[c]	EUR	100	136,348
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 03/03/14)[a]	USD	200	216,500
Rottapharm Ltd.
6.13%, 11/15/19 (Call 11/15/15)[c]	EUR	100	138,901
Smurfit Kappa Acquisitions
4.13%, 01/30/20[c]	EUR	100	138,758
7.75%, 11/15/19 (Call 11/15/14)[c]	EUR	50	72,484

			1,342,373

ITALY — 3.03%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/16)[c]	EUR	100	140,418
Banca Monte dei Paschi di Siena SpA
5.00%, 04/21/20[c]	EUR	100	125,635
Banca Popolare di Milano Scarl
7.13%, 03/01/21[c]	EUR	100	142,238
Banca Popolare di Vicenza
6.75%, 02/27/15[c]	EUR	100	140,296
Banco Popolare
3.75%, 01/28/16[c]	EUR	200	273,585
5.47%, 11/12/16[c]	EUR	50	69,282
6.00%, 11/05/20[c]	EUR	50	69,539
Buzzi Unicem SpA
5.13%, 12/09/16[c]	EUR	50	72,204
Enel SpA
1.00%, 01/15/75 (Call 01/15/20)[c,d]	EUR	100	132,804
6.50%, 01/10/74 (Call 01/10/19)[c,d]	EUR	100	142,555
8.75%, 09/24/73 (Call 09/24/23)[a,d]	USD	200	217,500
Fiat Finance North America Inc.
5.63%, 06/12/17	EUR	100	143,987
GTECH SpA
8.25%, 03/31/66 (Call 03/31/16)[c,d]	EUR	50	72,431
Intesa Sanpaolo SpA
6.63%, 09/13/23[c]	EUR	108	159,814
Italcementi Finance SA
6.63%, 03/19/20[c,e]	EUR	50	74,386
Manutencoop Facility Management SpA
8.50%, 08/01/20 (Call 08/01/16)[c]	EUR	100	142,900

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)		Value

Telecom Italia SpA
7.75%, 03/20/73 (Call 03/03/14)[c,d]	EUR	100	$136,217
UniCredit SpA
3.95%, 02/01/16	EUR	150	205,331
6.70%, 06/05/18	EUR	50	74,551
Unipol Gruppo Finanziario SpA
5.00%, 01/11/17[c]	EUR	50	70,946
Veneto Banca SCPA
4.00%, 07/31/15[c]	EUR	100	136,075

			2,742,694

JAPAN — 0.37%
SoftBank Corp.
4.50%, 04/15/20[a]	USD	200	196,000
4.63%, 04/15/20[c]	EUR	100	138,816

			334,816

LUXEMBOURG — 7.23%
ArcelorMittal SA
4.25%, 08/05/15[b]	USD	150	154,439
5.75%, 08/05/20	USD	100	104,590
5.88%, 11/17/17[c]	EUR	200	297,760
6.00%, 03/01/21	USD	100	104,907
6.13%, 06/01/18	USD	300	326,831
6.75%, 02/25/22	USD	50	54,000
10.35%, 06/01/19	USD	150	187,600
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II
5.63%, 12/15/16 (Call 12/15/15)[a]	USD	25	25,500
6.00%, 06/15/17 (Call 06/15/16)[a,b]	USD	50	51,125
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)	USD	100	106,936
CNH Industrial Finance Europe SA
6.25%, 03/09/18[c]	EUR	200	303,774
ConvaTec Healthcare E SA
7.38%, 12/15/17 (Call 03/03/14)[c]	EUR	100	142,169
Elior Finance & Co. SCA
6.50%, 05/01/20 (Call 05/01/16)[c]	EUR	100	145,981
Fiat Finance & Trade SA
6.38%, 04/01/16[c]	EUR	250	357,815
6.63%, 03/15/18[c]	EUR	150	219,815
6.75%, 10/14/19[c]	EUR	100	146,637
7.75%, 10/17/16[c]	EUR	100	149,186
Finmeccanica Finance SA
4.50%, 01/19/21	EUR	100	134,922
FMC Finance VIII SA
5.25%, 07/31/19[c]	EUR	50	75,981
HeidelbergCement Finance Luxembourg SA
3.25%, 10/21/21[c]	EUR	150	198,591
8.50%, 10/31/19[c]	EUR	100	170,356
Ineos Group Holdings SA
6.50%, 08/15/18 (Call 05/15/15)[c]	EUR	100	138,065
7.88%, 02/15/16 (Call 03/03/14)[c]	EUR	34	45,448
Intelsat (Luxembourg) SA
6.75%, 06/01/18 (Call 06/01/15)[a]	USD	100	106,250
7.75%, 06/01/21 (Call 06/01/17)[a]	USD	100	107,375
8.13%, 06/01/23 (Call 06/01/18)[a]	USD	100	108,250
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[a]	USD	145	137,750
6.63%, 12/15/22 (Call 12/15/17)	USD	100	103,000
6.63%, 12/15/22 (Call 12/15/17)[a]	USD	100	102,750
7.25%, 04/01/19 (Call 04/01/15)	USD	200	214,500

Security	Principal (000s)		Value

7.25%, 10/15/20 (Call 10/15/15)	USD	100	$108,375
7.50%, 04/01/21 (Call 04/01/16)	USD	150	165,000
KION Finance SA
6.75%, 02/15/20 (Call 02/15/16)[c]	EUR	100	146,992
Millicom International Cellular SA
6.63%, 10/15/21 (Call 10/15/17)[a]	USD	200	203,000
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a]	USD	100	102,500
NII International Telecom SCA
7.88%, 08/15/19 (Call 02/15/17)[a]	USD	50	37,250
11.38%, 08/15/19 (Call 02/15/17)[a]	USD	100	82,500
Ontex IV SA
7.50%, 04/15/18 (Call 04/15/14)[c]	EUR	100	139,541
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[a]	USD	100	99,728
Spie BondCo 3 SCA
11.00%, 08/15/19 (Call 08/15/15)[c]	EUR	100	153,566
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[c]	EUR	100	144,976
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)[a]	USD	75	76,687
Wind Acquisition Holdings Finance SA
7.25%, 02/15/18 (Call 03/03/14)[a]	USD	200	210,000
7.38%, 02/15/18 (Call 03/03/14)[c]	EUR	100	141,720
11.75%, 07/15/17 (Call 03/03/14)[c]	EUR	150	212,830

			6,546,968

MEXICO — 0.10%
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	USD	100	41,750
8.88%, 12/15/19 (Call 12/15/14)[b]	USD	50	23,000
10.00%, 08/15/16 (Call 03/03/14)[b]	USD	40	24,800

			89,550

NETHERLANDS — 3.62%
EDP Finance BV
3.25%, 03/16/15[c]	EUR	100	137,071
3.75%, 06/22/15	EUR	100	137,925
4.13%, 01/20/21[c]	EUR	100	136,372
4.75%, 09/26/16[c]	EUR	100	142,603
4.90%, 10/01/19[a]	USD	150	153,750
5.75%, 09/21/17[c]	EUR	150	222,339
Fresenius Finance BV
4.25%, 04/15/19[c]	EUR	100	146,483
GMAC International Finance BV
7.50%, 04/21/15[c]	EUR	50	71,865
HeidelbergCement Finance BV
8.00%, 01/31/17[c]	EUR	200	312,570
Nokia Siemens Networks Finance BV
6.75%, 04/15/18 (Call 04/15/15)[c]	EUR	100	144,192
NXP BV/NXP Funding LLC
3.75%, 06/01/18[a]	USD	200	200,000
OI European Group BV
6.75%, 09/15/20[c]	EUR	100	156,190
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[c]	EUR	100	130,358
Portugal Telecom International Finance BV
4.38%, 03/24/17	EUR	50	70,665
4.63%, 05/08/20[c]	EUR	100	136,855
5.00%, 11/04/19[c]	EUR	100	140,927

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)		Value

Schaeffler Finance BV
4.75%, 05/15/21 (Call 05/15/16)[a]	USD	200	$199,000
7.75%, 02/15/17[c]	EUR	100	154,611
Sensata Technologies BV
4.88%, 10/15/23[a]	USD	25	23,688
6.50%, 05/15/19 (Call 05/15/15)[a]	USD	100	107,220
UPC Holding BV
6.75%, 03/15/23 (Call 03/15/18)[c]	EUR	100	138,901
8.38%, 08/15/20 (Call 08/15/15)[c]	EUR	50	74,002
Ziggo Bond Co. BV
8.00%, 05/15/18 (Call 05/15/14)[c]	EUR	100	143,143

			3,280,730

NORWAY — 0.04%
Norske Skogindustrier ASA
7.00%, 06/26/17[c]	EUR	50	37,945

			37,945

PORTUGAL — 0.38%
Banco Espirito Santo SA
5.88%, 11/09/15[c]	EUR	100	141,317
7.13%, 11/28/23 (Call 11/28/18)[c,d]	EUR	100	134,990
Brisa Concessao Rodoviaria SA
4.50%, 12/05/16	EUR	50	71,399

			347,706

SINGAPORE — 0.22%
Flextronics International Ltd.
4.63%, 02/15/20	USD	200	195,691

			195,691

SPAIN — 1.77%
Abengoa SA
8.50%, 03/31/16	EUR	50	72,653
9.63%, 02/25/15[c]	EUR	50	71,389
Banco de Sabadell SA
6.25%, 04/26/20	EUR	50	71,423
Bankia SA
4.38%, 02/14/17	EUR	100	141,274
Bankinter SA
6.38%, 09/11/19	EUR	100	146,884
BBVA International Preferred SAU
5.92%, 12/31/49 (Call 04/18/17)[d]	USD	50	48,311
BPE Financiaciones SA
2.88%, 05/19/16	EUR	100	136,688
4.00%, 07/17/15[c]	EUR	100	138,677
CaixaBank SA
5.00%, 11/14/23 (Call 11/14/18)[c],d	EUR	100	138,425
Cirsa Funding Luxembourg SA
8.75%, 05/15/18 (Call 05/15/14)[c]	EUR	50	68,412
Inaer Aviation Finance Ltd.
9.50%, 08/01/17 (Call 08/01/14)[c]	EUR	50	70,862
Mapfre SA
5.13%, 11/16/15	EUR	100	143,372
5.92%, 07/24/37 (Call 07/24/17)[d]	EUR	50	68,270
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 03/03/14)[c]	EUR	100	146,149

Security	Principal (000s)		Value

Obrascon Huarte Lain SA
7.38%, 04/28/15	EUR	100	$142,820

			1,605,609

SWEDEN — 0.16%
Verisure Holding AB
8.75%, 09/01/18 (Call 09/01/14)[c]	EUR	100	146,489

			146,489

SWITZERLAND — 0.16%
Sunrise Communications Holdings SA
8.50%, 12/31/18 (Call 12/31/14)[c]	EUR	100	145,756

			145,756

UNITED KINGDOM — 4.47%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	USD	200	217,000
9.00%, 10/15/18 (Call 10/15/15)[c]	EUR	100	146,992
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/16)[c]	GBP	100	182,834
Boparan Finance PLC
9.75%, 04/30/18 (Call 04/30/14)[c]	EUR	100	145,793
British Airways PLC
8.75%, 08/23/16	GBP	50	93,385
CEVA Group PLC
8.38%, 12/01/17 (Call 03/03/14)[a]	USD	75	78,187
Co-Operative Bank PLC
5.13%, 09/20/17	GBP	50	82,378
EC Finance PLC
9.75%, 08/01/17 (Call 08/01/14)[c]	EUR	100	145,138
Eco-Bat Finance PLC
7.75%, 02/15/17 (Call 03/03/14)[c]	EUR	100	139,491
HBOS PLC
6.75%, 05/21/18[a]	USD	100	113,417
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)[a]	USD	200	218,500
Infinis PLC
7.00%, 02/15/19 (Call 02/15/16)[a]	GBP	100	176,876
Jaguar Land Rover Automotive PLC
8.13%, 05/15/21 (Call 05/15/16)[a]	USD	150	170,361
8.25%, 03/15/20 (Call 03/15/16)[c]	GBP	100	186,558
Kerling PLC
10.63%, 02/01/17 (Call 03/14/14)[c]	EUR	50	71,622
Odeon & UCI Finco PLC
9.00%, 08/01/18 (Call 08/01/14)[a]	GBP	100	163,591
Phones4u Finance PLC
9.50%, 04/01/18 (Call 04/01/14)[a]	GBP	100	170,919
Priory Group No. 3 PLC
7.00%, 02/15/18 (Call 03/03/14)[a]	GBP	100	172,562
Rexam PLC
6.75%, 06/29/67 (Call 06/29/17)[c,d]	EUR	50	71,840
Royal Bank of Scotland Group PLC
4.63%, 09/22/21 (Call 09/22/16)[d]	EUR	100	136,129
6.00%, 12/19/23	USD	150	151,687
6.10%, 06/10/23	USD	75	76,605
6.13%, 12/15/22	USD	150	154,895
Thomas Cook Finance PLC
7.75%, 06/15/20 (Call 06/15/16)[c]	EUR	100	145,896
Virgin Media Finance PLC
8.38%, 10/15/19 (Call 10/15/14)	USD	100	108,208

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)		Value

Virgin Media Secured Finance PLC
5.38%, 04/15/21 (Call 04/15/17)[a]	USD	200	$200,500
5.50%, 01/15/21	GBP	100	164,345
6.00%, 04/15/21 (Call 04/15/17)[c]	GBP	100	168,002

			4,053,711

UNITED STATES — 61.07%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	USD	100	98,000
6.13%, 07/15/22 (Call 01/15/17)	USD	50	53,105
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a]	USD	125	129,167
6.13%, 09/15/23 (Call 09/15/18)[a]	USD	100	104,227
ADT Corp. (The)
2.25%, 07/15/17	USD	100	98,313
3.50%, 07/15/22	USD	75	64,599
4.13%, 06/15/23	USD	50	43,981
6.25%, 10/15/21[a,b]	USD	100	103,405
Advanced Micro Devices Inc.
7.50%, 08/15/22	USD	50	48,072
8.13%, 12/15/17 (Call 03/03/14)[b]	USD	100	104,522
AES Corp. (The)
7.38%, 07/01/21 (Call 06/01/21)	USD	100	110,742
8.00%, 10/15/17[b]	USD	250	291,222
Affinion Group Inc.
7.88%, 12/15/18 (Call 12/15/14)	USD	50	44,470
Aircastle Ltd.
6.25%, 12/01/19	USD	50	53,688
6.75%, 04/15/17	USD	100	111,745
AK Steel Corp.
7.63%, 05/15/20 (Call 05/15/15)[b]	USD	40	39,500
Alcatel-Lucent USA Inc.
6.75%, 11/15/20 (Call 11/15/16)[a]	USD	200	205,000
Alere Inc.
7.25%, 07/01/18 (Call 12/15/15)	USD	50	54,750
8.63%, 10/01/18 (Call 10/01/14)	USD	50	53,813
Aleris International Inc.
7.88%, 11/01/20 (Call 11/01/15)	USD	50	52,750
Ally Financial Inc.
3.13%, 01/15/16[b]	USD	100	101,965
3.50%, 07/18/16	USD	150	153,937
3.50%, 01/27/19	USD	100	98,625
4.63%, 06/26/15	USD	100	103,678
4.75%, 09/10/18	USD	100	104,375
5.50%, 02/15/17	USD	100	108,131
6.25%, 12/01/17	USD	100	110,708
8.00%, 03/15/20	USD	250	298,750
8.30%, 02/12/15	USD	200	212,739
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/01/14)	USD	100	82,625
9.75%, 04/15/18[b]	USD	50	52,618
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)[b]	USD	100	114,699
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	USD	100	97,262
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)	USD	50	53,063
6.63%, 10/15/22 (Call 10/15/17)[b]	USD	50	53,000
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)[b]	USD	100	109,061
7.00%, 05/20/22 (Call 05/20/17)[b]	USD	100	108,418

Security	Principal (000s)		Value

Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)	USD	50	$51,153
6.63%, 06/01/21 (Call 06/01/15)[b]	USD	50	52,205
Antero Resources Finance Corp.
5.38%, 11/01/21 (Call 11/01/16)[a]	USD	100	100,932
6.00%, 12/01/20 (Call 12/01/15)	USD	50	52,625
7.25%, 08/01/19 (Call 08/01/14)	USD	33	35,393
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)	USD	50	50,063
8.75%, 12/01/20 (Call 12/01/15)	USD	50	50,875
8.75%, 12/01/20 (Call 12/01/15)[a]	USD	50	50,750
ARAMARK Corp.
5.75%, 03/15/20 (Call 03/15/15)[a]	USD	100	103,625
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)[b]	USD	150	116,210
7.25%, 06/15/21 (Call 06/15/16)	USD	50	37,750
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)	USD	100	101,707
4.75%, 08/15/22 (Call 05/15/22)	USD	50	47,899
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
4.75%, 11/15/21 (Call 05/15/16)	USD	50	46,028
6.63%, 10/01/20 (Call 10/01/16)	USD	100	104,498
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[a]	USD	125	130,312
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[a]	USD	100	98,500
10.50%, 03/01/21 (Call 03/01/17)[a,b]	USD	100	92,250
Aviation Capital Group Corp.
3.88%, 09/27/16[a]	USD	75	77,344
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.25%, 01/15/19 (Call 10/15/14)	USD	100	107,657
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[a]	USD	50	47,750
B/E Aerospace Inc.
5.25%, 04/01/22 (Call 04/01/17)	USD	150	151,125
6.88%, 10/01/20 (Call 10/01/15)	USD	100	109,000
Ball Corp.
4.00%, 11/15/23	USD	100	91,385
5.75%, 05/15/21 (Call 11/15/15)	USD	100	104,750
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[c]	EUR	100	132,720
Berry Petroleum Co. LLC
6.38%, 09/15/22 (Call 03/15/17)	USD	100	101,754
Berry Plastics Corp.
9.50%, 05/15/18 (Call 05/15/14)	USD	100	106,537
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)	USD	125	133,437
6.50%, 10/01/20 (Call 10/01/15)	USD	50	51,875
BMC Software Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	USD	100	103,500
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/01/14)	USD	25	27,041
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	USD	50	53,140
Building Materials Corp. of America
6.75%, 05/01/21 (Call 05/01/16)[a]	USD	100	107,750
Cablevision Systems Corp.
7.75%, 04/15/18[b]	USD	150	168,000
8.00%, 04/15/20	USD	75	84,187
Caesars Entertainment Operating Co. Inc.
8.50%, 02/15/20 (Call 02/15/16)	USD	75	70,875
9.00%, 02/15/20 (Call 02/15/16)	USD	200	194,000
9.00%, 02/15/20 (Call 02/15/16)[b]	USD	100	97,000
10.00%, 12/15/18 (Call 03/03/14)	USD	300	151,125

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)		Value

10.75%, 02/01/16 (Call 03/03/14)	USD	75	$59,250
11.25%, 06/01/17 (Call 03/03/14)	USD	150	152,250
12.75%, 04/15/18 (Call 04/15/14)	USD	50	29,250
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.
8.00%, 10/01/20 (Call 10/01/16)[a]	USD	100	104,000
11.00%, 10/01/21 (Call 10/01/16)[a],b	USD	75	77,576
Calpine Corp.
5.88%, 01/15/24 (Call 11/01/18)[a]	USD	25	24,781
6.00%, 01/15/22 (Call 11/01/16)[a]	USD	25	25,772
7.50%, 02/15/21 (Call 11/01/15)[a]	USD	280	305,200
7.88%, 07/31/20 (Call 07/31/15)[a]	USD	89	97,299
7.88%, 01/15/23 (Call 01/15/17)[a]	USD	100	109,728
Case New Holland Inc.
7.88%, 12/01/17	USD	100	116,875
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	USD	50	47,815
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	USD	100	95,000
5.25%, 09/30/22 (Call 09/30/17)	USD	100	95,875
5.75%, 09/01/23 (Call 03/01/18)[a]	USD	75	72,937
5.75%, 01/15/24 (Call 07/15/18)	USD	50	48,625
6.50%, 04/30/21 (Call 04/30/15)	USD	150	156,375
6.63%, 01/31/22 (Call 01/31/17)	USD	100	104,250
7.00%, 01/15/19 (Call 03/03/14)[b]	USD	100	105,625
7.38%, 06/01/20 (Call 12/01/15)	USD	150	162,375
CDW LLC/CDW Finance Corp.
8.50%, 04/01/19 (Call 04/01/15)	USD	100	110,125
Celanese U.S. Holdings LLC
4.63%, 11/15/22	USD	100	96,806
6.63%, 10/15/18 (Call 10/15/14)	USD	100	106,081
CenturyLink Inc. Series V
5.63%, 04/01/20	USD	100	101,000
5.80%, 03/15/22	USD	100	98,750
6.00%, 04/01/17	USD	100	109,750
6.45%, 06/15/21	USD	150	156,000
Series W
6.75%, 12/01/23	USD	50	50,875
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a]	USD	125	117,187
6.38%, 09/15/20 (Call 09/15/15)[a]	USD	100	102,000
Ceridian Corp.
11.25%, 11/15/15 (Call 03/03/14)	USD	100	100,590
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 03/15/16)[a]	USD	50	56,762
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)[b]	USD	100	107,628
Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 03/15/14)	USD	50	50,334
5.38%, 06/15/21 (Call 06/15/16)	USD	50	51,617
5.75%, 03/15/23[b]	USD	100	104,457
6.13%, 02/15/21	USD	100	107,655
6.25%, 01/15/17	EUR	50	73,636
6.63%, 08/15/20[b]	USD	200	221,102
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc.
6.63%, 11/15/19 (Call 11/15/15)	USD	50	52,263
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)	USD	200	217,699
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	USD	150	158,062
7.13%, 07/15/20 (Call 07/15/16)	USD	100	106,875
8.00%, 11/15/19 (Call 11/15/15)	USD	100	109,750

Security	Principal (000s)		Value

Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)[b]	USD	81	$87,480
Cinemark USA Inc.
5.13%, 12/15/22 (Call 12/15/17)	USD	50	48,745
CIT Group Inc.
4.25%, 08/15/17	USD	150	155,906
4.75%, 02/15/15[a]	USD	100	103,300
5.00%, 05/15/17	USD	100	106,750
5.00%, 08/15/22	USD	100	99,875
5.25%, 03/15/18	USD	150	159,847
5.38%, 05/15/20	USD	75	79,292
5.50%, 02/15/19[a]	USD	150	159,919
6.63%, 04/01/18[a]	USD	100	111,650
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/15/15)[a]	USD	100	104,500
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)[b]	USD	100	100,000
5.25%, 08/01/20 (Call 08/01/16)	USD	100	102,125
Clear Channel Communications Inc.
9.00%, 12/15/19 (Call 07/15/15)	USD	125	127,187
9.00%, 03/01/21 (Call 03/01/16)	USD	150	151,687
11.25%, 03/01/21 (Call 03/01/16)	USD	75	81,375
14.00%, 02/01/21 (Call 08/01/15)[a]	USD	55	51,150
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	USD	200	205,250
Series B
7.63%, 03/15/20 (Call 03/15/15)[b]	USD	125	131,875
CNH Capital LLC
3.63%, 04/15/18	USD	100	101,250
3.88%, 11/01/15	USD	100	102,750
Commercial Metals Co.
7.35%, 08/15/18	USD	100	113,649
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)[a]	USD	73	79,114
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	USD	100	101,622
5.50%, 04/01/23 (Call 10/01/17)	USD	100	101,011
6.50%, 01/15/22 (Call 01/15/17)	USD	100	107,411
CONSOL Energy Inc.
8.00%, 04/01/17 (Call 04/01/14)	USD	150	156,972
8.25%, 04/01/20 (Call 04/01/15)[b]	USD	200	216,457
Constellation Brands Inc.
6.00%, 05/01/22	USD	150	162,825
7.25%, 05/15/17	USD	100	115,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%, 03/01/22 (Call 11/01/16)[a]	USD	75	76,395
Cricket Communications Inc.
7.75%, 10/15/20 (Call 10/15/15)	USD	100	113,375
Crown Americas LLC/Capital Corp. IV
4.50%, 01/15/23	USD	100	94,250
Crown Castle International Corp.
5.25%, 01/15/23	USD	100	99,000
CSC Holdings LLC
6.75%, 11/15/21[b]	USD	100	109,000
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)[b]	USD	100	100,604
DaVita HealthCare Partners Inc.
5.75%, 08/15/22 (Call 08/15/17)	USD	50	51,313
6.38%, 11/01/18 (Call 03/03/14)	USD	100	105,125
6.63%, 11/01/20 (Call 11/01/14)	USD	100	107,625
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[a,d]	USD	100	93,360

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)		Value

Del Monte Corp.
7.63%, 02/15/19 (Call 03/03/14)	USD	100	$104,000
Dell Inc.
5.88%, 06/15/19[b]	USD	150	153,346
Denali Borrower LLC/Denali Finance Corp.
5.63%, 10/15/20 (Call 10/15/16)[a]	USD	125	124,378
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	USD	100	92,344
8.25%, 02/15/20 (Call 02/15/15)	USD	100	109,319
DISH DBS Corp.
4.25%, 04/01/18	USD	100	102,065
4.63%, 07/15/17[b]	USD	100	104,670
5.00%, 03/15/23	USD	175	164,500
5.13%, 05/01/20	USD	100	100,074
5.88%, 07/15/22	USD	150	150,319
6.75%, 06/01/21	USD	150	160,125
7.13%, 02/01/16		100	109,932
7.75%, 05/31/15	USD	150	162,147
7.88%, 09/01/19[b]	USD	150	171,001
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)	USD	50	54,500
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)	USD	50	53,621
7.25%, 10/15/21 (Call 07/15/21)[b]	USD	100	99,504
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)	USD	100	101,250
E*TRADE Financial Corp.
6.00%, 11/15/17 (Call 11/15/14)	USD	100	105,622
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[a]	USD	100	97,625
El Paso LLC
7.00%, 06/15/17	USD	100	113,174
Endo Health Solutions Inc.
7.00%, 07/15/19 (Call 07/15/15)	USD	100	106,750
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
6.88%, 08/15/17 (Call 02/15/15)[a]	USD	100	102,774
10.00%, 12/01/20 (Call 12/01/15)[a]	USD	250	264,375
12.25%, 03/01/22 (Call 03/01/17)[a],b	USD	150	173,625
Energy Transfer Equity LP
5.88%, 01/15/24	USD	50	49,875
7.50%, 10/15/20	USD	100	112,500
Energy XXI Gulf Coast Inc.
7.50%, 12/15/21 (Call 12/15/16)[a]	USD	55	56,970
9.25%, 12/15/17 (Call 12/15/14)[b]	USD	100	109,688
EP Energy LLC/EP Energy Finance Inc. Series WI
9.38%, 05/01/20 (Call 05/01/16)	USD	100	115,489
EP Energy LLC/Everest Acquisition Finance Inc. Series WI
6.88%, 05/01/19 (Call 05/01/15)	USD	100	107,352
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)	USD	25	25,157
5.38%, 04/01/23 (Call 04/01/18)	USD	100	98,448
7.00%, 07/15/21 (Call 07/15/16)	USD	100	109,595
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	USD	50	48,750
Fifth Third Bancorp
5.10%, 12/31/49 (Call 06/30/23)[d]	USD	100	89,250
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[a]	USD	150	157,786
7.38%, 06/15/19 (Call 06/15/15)[a]	USD	150	159,562
8.25%, 01/15/21 (Call 01/15/16)[a],b	USD	250	265,171
8.88%, 08/15/20 (Call 08/15/15)[a]	USD	150	165,227

Security	Principal (000s)		Value

10.63%, 06/15/21 (Call 04/15/16)[a]	USD	50	$54,366
11.25%, 01/15/21 (Call 01/15/16)[a],b	USD	50	55,000
11.75%, 08/15/21 (Call 05/15/16)[a]	USD	125	127,969
12.63%, 01/15/21 (Call 01/15/16)	USD	300	349,417
FirstEnergy Corp. Series B
4.25%, 03/15/23 (Call 12/15/22)	USD	50	48,406
Forest Laboratories Inc.
4.38%, 02/01/19[a]	USD	50	50,188
5.00%, 12/15/21[a]	USD	75	74,625
Freescale Semiconductor Inc.
8.05%, 02/01/20 (Call 06/01/15)[b]	USD	100	108,361
10.75%, 08/01/20 (Call 08/01/15)	USD	50	57,238
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21[a]	USD	100	106,250
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[a]	USD	200	212,750
Frontier Communications Corp.
7.13%, 01/15/23	USD	100	98,750
7.63%, 04/15/24[b]	USD	100	99,000
8.25%, 04/15/17[b]	USD	200	231,250
8.50%, 04/15/20[b]	USD	100	112,000
8.75%, 04/15/22	USD	50	54,500
FWCT-2 Escrow Corp./Community Health Systems Inc.
5.13%, 08/01/21 (Call 02/01/17)[a]	USD	75	75,375
6.88%, 02/01/22 (Call 02/01/18)[a]	USD	225	230,906
Gannett Co. Inc.
5.13%, 10/15/19 (Call 10/15/16)[a]	USD	100	103,391
6.38%, 10/15/23 (Call 10/15/18)[a]	USD	100	102,567
General Motors Co.
3.50%, 10/02/18[a]	USD	75	76,536
General Motors Financial Co. Inc.
3.25%, 05/15/18[a]	USD	100	100,319
4.25%, 05/15/23[a]	USD	205	197,285
4.75%, 08/15/17[a]	USD	100	105,903
GenOn Energy Inc.
9.50%, 10/15/18[b]	USD	100	107,314
9.88%, 10/15/20 (Call 10/15/15)	USD	100	105,128
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)[a]	USD	25	25,250
5.38%, 11/01/23 (Call 08/01/23)[a]	USD	100	98,750
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)	USD	100	106,250
8.25%, 08/15/20 (Call 08/15/15)[b]	USD	100	111,250
Grifols Inc.
8.25%, 02/01/18 (Call 03/03/14)	USD	100	106,750
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)[b]	USD	125	124,858
9.25%, 02/15/22 (Call 08/15/17)[a]	USD	100	100,354
9.75%, 07/15/20 (Call 07/15/16)	USD	50	51,507
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)	USD	100	109,375
Harbinger Group Inc.
7.88%, 07/15/19	USD	50	53,500
Hawk Acquisition Sub Inc.
4.25%, 10/15/20 (Call 04/15/15)[a]	USD	300	294,000
HCA Holdings Inc.
4.75%, 05/01/23	USD	100	97,500
5.88%, 03/15/22	USD	100	105,250
5.88%, 05/01/23	USD	100	101,625
6.25%, 02/15/21	USD	75	79,500
6.50%, 02/15/16	USD	100	108,750
6.50%, 02/15/20	USD	400	441,000

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)		Value

7.25%, 09/15/20 (Call 03/15/15)	USD	100	$108,625
7.50%, 02/15/22	USD	100	112,875
7.75%, 05/15/21 (Call 11/15/15)	USD	100	109,750
7.88%, 02/15/20 (Call 08/15/14)[b]	USD	100	106,875
8.50%, 04/15/19 (Call 04/15/14)	USD	150	158,250
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[b]	USD	200	214,000
11.00%, 04/15/20 (Call 04/15/16)	USD	100	118,250
11.50%, 07/15/20 (Call 10/15/16)	USD	50	59,312
Hercules Offshore Inc.
8.75%, 07/15/21 (Call 07/15/17)[a]	USD	50	55,043
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)	USD	100	103,447
6.25%, 10/15/22 (Call 10/15/17)[b]	USD	100	102,922
6.75%, 04/15/19 (Call 04/15/15)	USD	150	159,584
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)	USD	125	129,688
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 11/15/15)[b]	USD	100	100,125
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)[a,b]	USD	100	103,375
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)	USD	100	104,750
Hughes Satellite Systems Corp.
7.63%, 06/15/21	USD	100	113,000
Huntington Ingalls Industries Inc.
7.13%, 03/15/21 (Call 03/15/16)	USD	50	55,196
Huntsman International LLC
8.63%, 03/15/21 (Call 09/15/15)	USD	100	112,500
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	USD	50	47,250
4.88%, 11/30/18 (Call 11/30/14)[a]	USD	25	25,563
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 08/01/17)[a]	USD	45	44,606
6.00%, 08/01/20 (Call 02/01/17)	USD	50	51,750
IMS Health Inc.
6.00%, 11/01/20 (Call 11/01/15)[a]	USD	150	159,000
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)	USD	100	112,250
ING U.S. Inc.
5.65%, 05/15/53 (Call 05/15/23)[d]	USD	50	47,750
International Lease Finance Corp.
3.88%, 04/15/18	USD	100	100,500
4.88%, 04/01/15	USD	100	103,412
5.75%, 05/15/16	USD	100	107,017
5.88%, 04/01/19	USD	150	160,653
5.88%, 08/15/22	USD	100	101,000
8.25%, 12/15/20	USD	200	235,363
8.63%, 09/15/15	USD	100	110,202
8.75%, 03/15/17	USD	200	232,727
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a]	USD	75	78,750
11.00%, 08/15/18 (Call 08/15/14)[a]	USD	25	22,750
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	USD	75	70,125
6.00%, 08/15/23 (Call 08/15/18)	USD	100	102,689
7.75%, 10/01/19 (Call 10/01/15)	USD	100	110,830
Jaguar Holding Co.
9.50%, 12/01/19 (Call 12/01/14)[a,b]	USD	100	112,500
Jarden Corp.
7.50%, 05/01/17	USD	50	57,500
JC Penney Corp. Inc.
5.65%, 06/01/20	USD	75	53,438

Security	Principal (000s)		Value

Kinder Morgan Finance Co. LLC
6.00%, 01/15/18[a]	USD	100	$108,752
Kinder Morgan Inc.
5.00%, 02/15/21 (Call 01/15/21)[a]	USD	100	99,000
5.63%, 11/15/23 (Call 08/15/23)[a]	USD	100	98,250
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)[b]	USD	150	173,062
12.50%, 11/01/19 (Call 11/01/15)[b]	USD	50	56,562
L Brands Inc.
5.63%, 02/15/22	USD	100	101,750
6.63%, 04/01/21	USD	100	109,250
6.90%, 07/15/17	USD	100	115,250
7.00%, 05/01/20	USD	100	112,750
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	USD	50	48,426
5.38%, 01/15/24 (Call 01/15/19)[a]	USD	25	25,254
Laredo Petroleum Inc.
9.50%, 02/15/19 (Call 02/15/15)	USD	100	111,338
Laureate Education Inc.
9.25%, 09/01/19 (Call 09/01/15)[a]	USD	100	107,250
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[a]	USD	25	23,673
Lennar Corp.
4.75%, 12/15/17 (Call 09/15/17)	USD	100	104,500
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 11/15/16)[a]	USD	100	102,000
8.13%, 07/01/19 (Call 07/01/15)	USD	200	219,500
8.63%, 07/15/20 (Call 01/15/16)	USD	100	111,750
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)	USD	200	218,000
LifePoint Hospitals Inc.
5.50%, 12/01/21 (Call 12/01/16)[a]	USD	25	25,500
Linn Energy LLC/Linn Energy Finance Corp.
7.00%, 11/01/19 (Call 11/01/15)[a]	USD	200	202,970
7.75%, 02/01/21 (Call 09/15/15)	USD	100	105,701
8.63%, 04/15/20 (Call 04/15/15)	USD	100	107,902
Manitowoc Co. Inc. (The)
8.50%, 11/01/20 (Call 11/01/15)	USD	50	56,438
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)	USD	100	93,879
6.75%, 11/01/20 (Call 11/01/15)	USD	150	162,167
Masco Corp.
6.13%, 10/03/16[b]	USD	150	165,562
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	USD	100	111,000
MetroPCS Wireless Inc.
6.25%, 04/01/21 (Call 04/01/17)[a]	USD	100	103,750
6.63%, 11/15/20 (Call 11/15/15)	USD	100	105,750
6.63%, 04/01/23 (Call 04/01/18)[a,b]	USD	200	207,000
7.88%, 09/01/18 (Call 09/01/14)	USD	100	106,875
MGM Resorts International
5.25%, 03/31/20	USD	100	100,250
6.63%, 12/15/21[b]	USD	175	186,696
6.75%, 10/01/20	USD	100	108,641
7.50%, 06/01/16	USD	100	111,750
7.63%, 01/15/17	USD	100	113,473
8.63%, 02/01/19[b]	USD	150	176,430
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)	USD	50	52,000
10.75%, 10/01/20 (Call 10/01/16)	USD	50	54,289
Mohegan Tribal Gaming Authority
9.75%, 09/01/21 (Call 09/01/16)[a]	USD	50	54,739

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)		Value

Momentive Performance Materials Inc.
8.88%, 10/15/20 (Call 10/15/15)	USD	50	$53,500
9.00%, 01/15/21 (Call 01/15/16)[b]	USD	75	67,875
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)	USD	100	94,500
7.88%, 10/01/20 (Call 10/01/16)	USD	100	102,000
Navistar International Corp.
8.25%, 11/01/21 (Call 11/01/14)[b]	USD	100	103,250
NBTY Inc.
9.00%, 10/01/18 (Call 10/01/14)	USD	50	54,000
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	USD	50	48,875
5.00%, 07/15/22 (Call 07/15/17)	USD	50	48,750
6.38%, 12/15/23 (Call 12/15/18)[a]	USD	50	51,750
Neiman Marcus Group Inc. (The)
8.00%, 10/15/21 (Call 10/15/16)[a]	USD	100	104,500
Newfield Exploration Co.
5.75%, 01/30/22	USD	100	103,146
6.88%, 02/01/20 (Call 02/01/15)	USD	100	106,974
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	USD	100	92,700
9.63%, 06/01/19 (Call 06/01/15)[a,b]	USD	100	99,264
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[b]	USD	50	49,409
7.75%, 10/15/18 (Call 10/15/14)	USD	75	80,604
NRG Energy Inc.
6.63%, 03/15/23 (Call 09/15/17)	USD	100	102,377
7.63%, 01/15/18	USD	100	112,547
7.63%, 05/15/19 (Call 05/15/14)	USD	250	263,034
7.88%, 05/15/21 (Call 05/15/16)[b]	USD	100	109,258
8.25%, 09/01/20 (Call 09/01/15)	USD	50	54,572
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a]	USD	100	97,750
NuStar Logistics LP
4.80%, 09/01/20	USD	50	47,823
Nuveen Investments Inc.
9.13%, 10/15/17 (Call 10/15/14)[a,b]	USD	50	51,188
9.50%, 10/15/20 (Call 10/15/16)[a]	USD	50	51,375
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[a]	USD	100	105,750
7.25%, 02/01/19 (Call 02/01/15)	USD	100	107,000
Offshore Group Investments Ltd.
7.13%, 04/01/23 (Call 04/01/18)	USD	75	74,957
7.50%, 11/01/19 (Call 11/01/15)	USD	50	53,515
Peabody Energy Corp.
6.00%, 11/15/18	USD	150	159,627
6.25%, 11/15/21	USD	100	100,954
6.50%, 09/15/20	USD	100	104,936
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)	USD	50	54,438
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
8.38%, 06/01/20 (Call 06/01/16)	USD	59	65,490
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 03/03/14)[a]	USD	50	53,625
Pinnacle Entertainment Inc.
7.50%, 04/15/21 (Call 04/15/15)[b]	USD	100	108,625
PNK Finance Corp.
6.38%, 08/01/21 (Call 08/01/16)[a]	USD	115	117,751
Post Holdings Inc.
7.38%, 02/15/22 (Call 02/15/17)	USD	50	53,063
Puget Energy Inc.
6.50%, 12/15/20	USD	100	118,068
PVH Corp.
7.38%, 05/15/20 (Call 05/15/15)	USD	100	108,875

Security	Principal (000s)		Value

QEP Resources Inc.
5.38%, 10/01/22 (Call 07/01/22)	USD	100	$96,808
6.88%, 03/01/21	USD	50	53,830
QVC Inc.
5.13%, 07/02/22	USD	100	101,269
7.50%, 10/01/19 (Call 10/01/14)[a]	USD	100	107,250
R.R. Donnelley & Sons Co.
7.88%, 03/15/21[b]	USD	50	55,500
8.25%, 03/15/19	USD	100	115,750
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	USD	100	98,703
5.75%, 06/01/21 (Call 06/01/16)	USD	100	105,764
Realogy Group LLC
7.88%, 02/15/19 (Call 02/15/15)[a]	USD	100	108,513
Regency Energy Partners LP/Regency Energy Finance Corp.
5.50%, 04/15/23 (Call 10/15/17)	USD	50	48,724
6.50%, 07/15/21 (Call 07/15/16)	USD	100	106,212
6.88%, 12/01/18 (Call 12/01/14)	USD	100	106,731
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	USD	300	306,000
7.13%, 04/15/19 (Call 10/15/14)	USD	350	370,125
7.88%, 08/15/19 (Call 08/15/15)	USD	100	109,625
8.25%, 02/15/21 (Call 02/15/16)[b]	USD	100	106,250
9.00%, 04/15/19 (Call 10/15/14)	USD	100	106,500
9.88%, 08/15/19 (Call 08/15/15)	USD	250	275,937
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)[b]	USD	100	105,711
9.25%, 03/15/20 (Call 03/15/16)	USD	50	56,996
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	USD	75	67,574
6.85%, 07/15/18[a]	USD	50	49,094
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)[b]	USD	100	101,940
Rosetta Resources Inc.
5.88%, 06/01/22 (Call 12/01/17)	USD	90	89,020
Sabine Pass Liquefaction LLC
5.63%, 02/01/21[a]	USD	200	197,500
5.63%, 04/15/23[a]	USD	100	94,725
6.25%, 03/15/22[a]	USD	100	100,117
Sabine Pass LNG LP
7.50%, 11/30/16	USD	100	111,203
Sabre Inc.
8.50%, 05/15/19 (Call 05/15/15)[a]	USD	100	110,750
Sally Holdings LLC/Sally Capital Inc.
6.88%, 11/15/19 (Call 11/15/15)	USD	150	164,625
Samson Investment Co.
10.50%, 02/15/20 (Call 02/15/16)[a,b]	USD	200	219,682
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)[b]	USD	100	103,380
7.50%, 02/15/23 (Call 08/15/17)	USD	50	50,750
8.13%, 10/15/22 (Call 04/15/17)[b]	USD	100	104,509
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)	USD	50	51,500
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	USD	50	51,875
Sealed Air Corp.
8.13%, 09/15/19 (Call 09/15/15)[a]	USD	100	111,500
8.38%, 09/15/21 (Call 09/15/16)[a]	USD	100	114,250
Sears Holdings Corp.
6.63%, 10/15/18[b]	USD	100	89,750
Service Corp. International
5.38%, 01/15/22 (Call 07/15/17)[a]	USD	50	50,625

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security	Principal (000s)		Value

ServiceMaster Co.
7.00%, 08/15/20 (Call 08/15/15)	USD	50	$50,500
8.00%, 02/15/20 (Call 02/15/15)	USD	50	52,051
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	USD	100	106,245
Sinclair Television Group Inc.
6.13%, 10/01/22 (Call 10/01/17)	USD	100	101,159
Sirius XM Holdings Inc.
4.63%, 05/15/23 (Call 05/15/18)[a]	USD	100	89,000
5.75%, 08/01/21 (Call 08/01/16)[a]	USD	100	99,750
SLM Corp.
5.50%, 01/15/19	USD	200	204,330
5.50%, 01/25/23	USD	100	93,173
6.00%, 01/25/17	USD	250	270,001
6.25%, 01/25/16[b]	USD	150	160,947
7.25%, 01/25/22[b]	USD	150	157,943
8.00%, 03/25/20	USD	200	223,239
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[a]	USD	100	94,171
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[a]	USD	25	25,938
5.88%, 08/01/21 (Call 08/01/16)[a]	USD	50	50,750
6.63%, 08/15/22 (Call 08/15/17)	USD	100	105,250
Spectrum Brands Inc.
6.38%, 11/15/20 (Call 11/15/16)	USD	100	106,000
Springleaf Finance Corp.
Series I
5.40%, 12/01/15	USD	50	52,500
6.90%, 12/15/17	USD	250	272,500
7.75%, 10/01/21	USD	100	108,000
Sprint Communications Inc.
6.00%, 12/01/16	USD	150	162,750
6.00%, 11/15/22	USD	200	196,500
7.00%, 03/01/20[a]	USD	100	112,250
7.00%, 08/15/20	USD	50	53,688
8.38%, 08/15/17[b]	USD	150	173,250
9.00%, 11/15/18[a]	USD	250	301,250
9.13%, 03/01/17	USD	150	176,250
11.50%, 11/15/21[b]	USD	100	130,250
Sprint Corp.
7.13%, 06/15/24[a]	USD	200	201,000
7.25%, 09/15/21[a]	USD	150	161,625
7.88%, 09/15/23[a]	USD	400	426,000
SPX Corp.
6.88%, 09/01/17[b]	USD	50	56,500
Standard Pacific Corp.
8.38%, 05/15/18	USD	100	117,250
Steel Dynamics Inc.
5.25%, 04/15/23 (Call 04/15/18)	USD	75	75,708
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.50%, 10/01/18 (Call 10/01/14)	USD	84	89,638
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	USD	50	52,188
7.38%, 11/15/18 (Call 03/03/14)	USD	100	106,000
7.63%, 11/15/20 (Call 11/15/15)	USD	100	109,625
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)	USD	50	48,625
8.00%, 05/01/16	USD	50	55,000
T-Mobile USA Inc.
6.46%, 04/28/19 (Call 04/28/15)	USD	150	158,250
6.54%, 04/28/20 (Call 04/28/16)	USD	200	212,000
6.63%, 04/28/21 (Call 04/28/17)	USD	200	210,500
6.73%, 04/28/22 (Call 04/28/17)	USD	150	157,875

Security	Principal (000s)		Value

Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)[a]	USD	50	$44,995
5.25%, 05/01/23 (Call 11/01/17)	USD	100	96,814
6.88%, 02/01/21 (Call 02/01/16)	USD	100	106,763
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a]	USD	200	193,500
Tenet Healthcare Corp.
4.50%, 04/01/21	USD	200	194,000
6.00%, 10/01/20[a]	USD	150	158,062
6.25%, 11/01/18[b]	USD	100	110,250
8.00%, 08/01/20 (Call 08/01/15)	USD	50	54,500
8.13%, 04/01/22	USD	300	328,125
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	USD	100	103,500
Tesoro Corp.
5.38%, 10/01/22 (Call 10/01/17)	USD	50	50,853
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.13%, 10/15/21 (Call 10/15/16)	USD	50	51,508
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20 (Call 04/01/16)[a,b]	USD	150	110,250
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	USD	100	104,500
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/15/15)[b]	USD	25	20,250
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 03/03/14)	USD	50	50,875
TransDigm Inc.
7.50%, 07/15/21 (Call 07/15/16)	USD	100	108,250
7.75%, 12/15/18 (Call 12/15/14)	USD	150	160,500
tw telecom holdings Inc.
5.38%, 10/01/22 (Call 10/01/17)	USD	100	98,750
UBS Preferred Funding Trust V Series 1
6.24%, 05/29/49 (Call 05/15/16)[d]	USD	75	79,687
United Airlines Inc.
6.75%, 09/15/15 (Call 03/03/14)[a]	USD	100	102,750
United Rentals (North America) Inc.
7.38%, 05/15/20 (Call 05/15/16)	USD	150	166,502
7.63%, 04/15/22 (Call 04/15/17)[b]	USD	100	112,504
8.38%, 09/15/20 (Call 09/15/15)[b]	USD	100	110,895
United States Steel Corp.
7.38%, 04/01/20[b]	USD	100	108,211
7.50%, 03/15/22 (Call 03/15/17)	USD	100	106,625
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	USD	100	99,468
6.75%, 09/15/22 (Call 09/15/17)[a]	USD	100	109,750
6.88%, 05/15/19 (Call 05/15/15)[a]	USD	150	160,687
8.50%, 05/15/21 (Call 11/15/15)[a]	USD	50	54,875
US Airways Group Inc.
6.13%, 06/01/18	USD	50	51,813
US Foods Inc.
8.50%, 06/30/19 (Call 06/30/14)	USD	100	108,500
USG Corp.
6.30%, 11/15/16	USD	100	107,250
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (Call 10/15/16)[a]	USD	200	213,500
6.75%, 08/15/21 (Call 02/15/16)[a]	USD	100	106,875
6.88%, 12/01/18 (Call 12/01/14)[a]	USD	200	213,250
7.00%, 10/01/20 (Call 10/01/15)[a]	USD	100	107,750
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 01/15/15)	USD	30	32,097
Vulcan Materials Co.
7.50%, 06/15/21	USD	100	115,500

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2014

Security	Principal or Shares (000s)		Value

VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)	USD	50	$53,375
Walter Energy Inc.
8.50%, 04/15/21 (Call 04/15/17)	USD	25	18,375
9.88%, 12/15/20 (Call 12/15/16)[b]	USD	50	37,875
West Corp.
8.63%, 10/01/18 (Call 10/01/14)	USD	100	107,800
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	USD	100	103,250
5.75%, 03/15/21 (Call 12/15/20)	USD	150	157,687
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	USD	75	83,437
Windstream Corp.
7.50%, 04/01/23 (Call 04/01/16)[b]	USD	100	100,000
7.75%, 10/15/20 (Call 10/15/15)	USD	200	212,000
7.88%, 11/01/17[b]	USD	100	114,000
WMG Acquisition Corp.
11.50%, 10/01/18 (Call 10/01/14)	USD	100	113,588
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	USD	100	99,933
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 03/15/22 (Call 03/15/17)[b]	USD	100	102,000
7.75%, 08/15/20 (Call 08/15/15)	USD	100	111,345
Zayo Group LLC/Zayo Capital Inc.
10.13%, 07/01/20 (Call 07/01/16)	USD	100	115,375

			55,330,434

TOTAL CORPORATE BONDS & NOTES
(Cost: $85,617,784)			87,727,219

FOREIGN AGENCY OBLIGATIONS — 0.16%

PORTUGAL — 0.16%
Caixa Geral de Depositos SA
5.63%, 12/04/15[c]	EUR	100	142,337

			142,337

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $135,591)			142,337

SHORT-TERM INVESTMENTS — 9.70%

MONEY MARKET FUNDS — 9.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[f,g,h]		7,565	7,564,786
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[f,g,h]		650	650,452

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	575	$575,256

		8,790,494

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,790,494)		8,790,494

TOTAL INVESTMENTS IN SECURITIES — 106.69%
(Cost: $94,543,869)		96,660,050
Other Assets, Less Liabilities — (6.69)%		(6,059,555)

NET ASSETS — 100.00%		$90,600,495

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

30

Notes to Schedules of Investments (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond ETF
Emerging Markets Corporate
Emerging Markets High Yield
Emerging Markets Local Currency
Global ex USD High Yield Corporate
Global High Yield Corporate

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

31

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

32

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

iShares Bond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Emerging Markets Corporate
Assets:
Corporate Bonds & Notes	$—	$12,202,913	$—	$12,202,913
Foreign Agency Obligations	—	12,024,510	—	12,024,510
Money Market Funds	150,668	—	—	150,668

	$150,668	$24,227,423	$—	$24,378,091

Emerging Markets High Yield
Assets:
Corporate Bonds & Notes	$—	$53,115,299	$—	$53,115,299
Foreign Agency Obligations	—	22,889,317	—	22,889,317
Foreign Government Obligations	—	98,301,569	—	98,301,569
Money Market Funds	748,362	—	—	748,362

	$748,362	$174,306,185	$—	$175,054,547

Emerging Markets Local Currency
Assets:
Foreign Government Obligations	$—	$534,211,696	$—	$534,211,696

	$—	$534,211,696	$—	$534,211,696

Global ex USD High Yield Corporate
Assets:
Corporate Bonds & Notes	$—	$75,092,780	$0[a]	$75,092,780
Foreign Agency Obligations	—	419,698	—	419,698
Money Market Funds	17,959	—	—	17,959

	$17,959	$75,512,478	$0[a]	$75,530,437

[a] Rounds to less than $1.

Global High Yield Corporate
Assets:
Corporate Bonds & Notes	$—	$87,727,219	$—	$87,727,219
Foreign Agency Obligations	—	142,337	—	142,337
Money Market Funds	8,790,494	—	—	8,790,494

	$8,790,494	$87,869,556	$—	$96,660,050

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

33

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

iShares Bond ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Corporate	$25,645,919	$110,234	$(1,378,062)	$(1,267,828)
Emerging Markets High Yield	191,994,288	690,993	(17,630,734)	(16,939,741)
Emerging Markets Local Currency	586,832,559	5,681,062	(58,301,925)	(52,620,863)
Global ex USD High Yield Corporate	73,143,368	3,066,483	(679,414)	2,387,069
Global High Yield Corporate	94,543,869	2,923,445	(807,264)	2,116,181

34

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES®, INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan . The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment advisor, or its affiliates.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

35

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	March 24, 2014

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 24, 2014